UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Gregory F. Niland

Capital Income Builder

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Income Builder® Semi-annual report for the six months ended April 30, 2022

Seeking income growth
opportunities from
around the world

Capital Income Builder seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	7.84%	7.01%	7.19%
Class A shares (reflecting 5.75% maximum sales charge)	1.39	5.53	6.34

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.37% for Class F-2 shares and 0.59% for Class A shares as of the prospectus dated January 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of April 30, 2022, was 2.69% for Class F-2 shares and 2.33% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The Class A share results reflect the 5.75% maximum sales charge.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for Capital Income Builder for the periods ended April 30, 2022, are shown in the table below, as well as results of the fund’s benchmarks.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/CAIFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

29	Financial statements

33	Notes to financial statements

47	Financial highlights

Results at a glance

For periods ended April 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/30/87)

Capital Income Builder (Class F-2 shares)[1]	–2.83%	0.78%	5.96%	6.68%	8.94%
Capital Income Builder (Class A shares)	–2.93	0.57	5.74	6.47	8.75
70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index[2,3,4]	–10.91	–6.25	7.18	7.12	7.08
MSCI ACWI (All Country World Index)[2,3]	–11.63	–5.44	9.46	9.21	7.24
Bloomberg U.S. Aggregate Index[3]	–9.47	–8.51	1.20	1.73	5.68

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	From July 30, 1987, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index. Sources: MSCI, Bloomberg Index Services Ltd.
[4]	The 70%/30% MSCI ACWI/Bloomberg Index blends the MSCI ACWI with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly. Effective January 1, 2021, the fund’s primary benchmark became the 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. These indexes are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Capital Income Builder	1

Investment portfolio April 30, 2022	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	63.20%
United Kingdom	7.04
Eurozone*	5.94
Canada	5.34
Switzerland	3.59
Taiwan	1.76
Brazil	1.33
Hong Kong	1.22
China	1.20
Other countries	5.32
Short-term securities & other assets less liabilities	4.06
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks 74.98%	Shares	Value (000)
Financials 13.23%
Zurich Insurance Group AG1	3,411,188	$1,551,534
Toronto-Dominion Bank (CAD denominated)	16,935,898	1,223,276
CME Group, Inc., Class A	5,019,168	1,100,904
PNC Financial Services Group, Inc.	5,394,781	896,073
Münchener Rückversicherungs-Gesellschaft AG1	2,703,493	646,919
Morgan Stanley	7,838,387	631,696
JPMorgan Chase & Co.	4,843,438	578,113
DNB Bank ASA[1,2]	26,715,932	521,519
Power Corporation of Canada, subordinate voting shares	16,459,500	484,310
American International Group, Inc.	6,491,864	379,839
Principal Financial Group, Inc.	5,367,900	365,769
KeyCorp	17,134,300	330,863
DBS Group Holdings, Ltd.[1]	12,369,729	299,609
Tryg A/S1	12,378,904	293,422
Webster Financial Corp.[2]	5,808,514	290,368
Ping An Insurance (Group) Company of China, Ltd., Class H1	40,490,700	260,392
Ping An Insurance (Group) Company of China, Ltd., Class A1	2,953,145	19,819
Great-West Lifeco, Inc.	9,680,688	267,064
B3 SA-Brasil, Bolsa, Balcao	94,751,330	254,896
KBC Groep NV1	3,405,278	231,937
AIA Group, Ltd.[1]	22,469,800	219,528
Kaspi.kz JSC[1,3]	3,156,042	200,633
East West Bancorp, Inc.	2,575,200	183,612
BlackRock, Inc.	292,756	182,879
ING Groep NV1	19,385,102	181,410
Travelers Companies, Inc.	1,001,700	171,351
OneMain Holdings, Inc.	3,542,856	162,723
Swedbank AB, Class A1	9,228,025	145,618
National Bank of Canada	2,053,000	143,382
Citizens Financial Group, Inc.	3,587,962	141,366
PICC Property and Casualty Co., Ltd., Class H1	125,146,000	127,169
Truist Financial Corp.	2,020,500	97,691
State Street Corp.	1,415,000	94,762
Franklin Resources, Inc.	3,799,500	93,430
China Pacific Insurance (Group) Co., Ltd., Class H1	38,356,545	84,733
BNP Paribas SA1,2	1,607,000	82,417
Hang Seng Bank, Ltd.[1]	4,630,800	81,768
Euronext NV1	999,658	80,257
Marsh & McLennan Companies, Inc.	476,909	77,116
Citigroup, Inc.	1,460,000	70,387
Hong Kong Exchanges and Clearing, Ltd.[1]	1,619,200	68,671
TPG, Inc., Class A2,4	2,401,693	61,003
Patria Investments, Ltd., Class A5	3,482,700	56,803

2	Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Vontobel Holding AG1	760,100	$55,577
Banco Santander, SA1	18,170,300	53,244
China Merchants Bank Co., Ltd., Class H1	8,228,000	49,529
Macquarie Group, Ltd.[1]	342,817	49,126
Intesa Sanpaolo SpA[1]	22,581,929	45,413
EFG International AG1	5,929,168	44,548
Wells Fargo & Company	904,400	39,459
Cullen/Frost Bankers, Inc.	196,700	26,021
Blackstone, Inc., nonvoting shares	238,622	24,237
Bank Central Asia Tbk PT1	42,738,200	23,903
UniCredit SpA[1]	2,350,394	21,436
SouthState Corp.	273,800	21,203
CaixaBank, SA1	5,803,644	18,521
IIFL Wealth Management, Ltd.[1]	760,130	17,062
Jonah Energy Parent LLC[1,4,6]	1,631	66
Sberbank of Russia PJSC (ADR)[1,6]	4,831,868	—	[7]
Moscow Exchange MICEX-RTS PJSC[1,6]	85,235,374	—	[7]
		13,926,376

Consumer staples 10.29%
Philip Morris International, Inc.	25,244,968	2,524,497
British American Tobacco PLC[1]	36,481,759	1,537,453
British American Tobacco PLC (ADR)	5,339,964	223,104
Nestlé SA1	7,369,348	951,423
PepsiCo, Inc.	4,783,591	821,390
Altria Group, Inc.	13,830,482	768,560
General Mills, Inc.	10,246,760	724,753
Kimberly-Clark Corp.	4,456,644	618,716
Unilever PLC (GBP denominated)[1]	7,862,621	365,203
ITC, Ltd.[1]	92,963,836	313,605
Coca-Cola Company	4,645,585	300,151
Carlsberg A/S, Class B1	1,905,276	241,161
Imperial Brands PLC[1]	11,432,697	238,660
Danone SA1	3,574,281	214,877
Keurig Dr Pepper, Inc.	5,079,438	189,971
Anheuser-Busch InBev SA/NV1	2,456,583	141,635
Kraft Heinz Company	2,880,637	122,802
Mondelez International, Inc.	1,289,056	83,118
Vector Group, Ltd.	6,328,252	80,495
Seven & i Holdings Co., Ltd.[1]	1,730,200	76,155
Procter & Gamble Company	450,469	72,323
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	8,358,985	48,455
Reckitt Benckiser Group PLC[1]	602,632	47,012
Wuliangye Yibin Co., Ltd., Class A1	1,569,956	38,182
Scandinavian Tobacco Group A/S1	1,402,300	29,391
Hilton Food Group PLC[1]	1,776,500	27,043
Viscofan, SA, non-registered shares[1]	484,500	26,659
		10,826,794

Information technology 9.12%
Broadcom, Inc.	5,452,422	3,022,767
Microsoft Corp.	7,134,992	1,980,103
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	59,838,456	1,091,453
QUALCOMM, Inc.	3,681,859	514,319
Intel Corp.	7,806,869	340,302
Automatic Data Processing, Inc.	1,453,400	317,103
MediaTek, Inc.[1]	9,713,000	266,145
Apple, Inc.	1,585,456	249,947
GlobalWafers Co., Ltd.[1]	12,495,660	217,208
NetApp, Inc.	2,886,334	211,424
Texas Instruments, Inc.	1,198,011	203,961
Vanguard International Semiconductor Corp.[1]	55,793,249	196,107
KLA Corp.	607,414	193,923
Paychex, Inc.	1,520,436	192,685
Tokyo Electron, Ltd.[1]	314,000	133,203
Western Union Company	6,010,700	100,739
SAP SE1	893,916	92,201
Fidelity National Information Services, Inc.	877,955	87,049

Capital Income Builder	3

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Analog Devices, Inc.	418,785	$64,652
Tripod Technology Corp.[1]	13,300,000	55,619
International Business Machines Corp.	227,619	30,094
SINBON Electronics Co., Ltd.[1]	2,698,000	23,653
BE Semiconductor Industries NV1,2	326,200	19,753
		9,604,410

Health care 8.32%
AbbVie, Inc.	11,158,856	1,639,013
Amgen, Inc.	5,041,895	1,175,719
GlaxoSmithKline PLC[1]	42,210,595	950,460
Gilead Sciences, Inc.	15,006,083	890,461
AstraZeneca PLC[1]	5,748,053	763,582
Medtronic PLC	7,006,154	731,162
Abbott Laboratories	5,414,500	614,546
Novartis AG1	6,628,923	586,444
UnitedHealth Group, Inc.	695,945	353,923
Pfizer, Inc.	4,661,493	228,739
Roche Holding AG, nonvoting non-registered shares[1]	611,242	226,384
Bristol-Myers Squibb Company	2,649,809	199,451
Royalty Pharma PLC, Class A	3,759,287	160,070
CVS Health Corp.	705,181	67,789
Merck & Co., Inc.	702,500	62,305
Hikma Pharmaceuticals PLC[1]	2,556,540	60,187
EBOS Group, Ltd.[1]	1,200,968	32,658
Koninklijke Philips NV (EUR denominated)[1]	310,789	8,153
Organon & Co.	70,250	2,271
		8,753,317

Real estate 7.05%
Crown Castle International Corp. REIT	13,009,191	2,409,432
VICI Properties, Inc. REIT[5]	58,043,534	1,730,278
Digital Realty Trust, Inc. REIT	4,767,856	696,679
Gaming and Leisure Properties, Inc. REIT	8,788,793	390,047
Federal Realty Investment Trust REIT	2,500,000	292,650
Link Real Estate Investment Trust REIT[1]	32,738,146	282,286
CK Asset Holdings, Ltd.[1]	28,272,934	191,403
TAG Immobilien AG1,5	7,532,760	151,345
Equinix, Inc. REIT	205,490	147,764
Charter Hall Group REIT[1]	13,076,087	138,590
American Tower Corp. REIT	559,766	134,915
Longfor Group Holdings, Ltd.[1]	23,067,500	112,394
Powergrid Infrastructure Investment Trust[1,5]	59,148,100	107,556
Embassy Office Parks REIT[1]	21,328,000	106,919
Mindspace Business Parks REIT[1]	21,491,600	97,894
Alexandria Real Estate Equities, Inc. REIT	472,920	86,147
Americold Realty Trust REIT	2,889,800	76,233
Boston Properties, Inc. REIT	647,000	76,087
Sun Hung Kai Properties, Ltd.[1]	5,568,353	64,154
CTP NV1	4,563,062	64,143
PSP Swiss Property AG1	217,600	27,451
Douglas Elliman, Inc.	3,164,126	19,175
CubeSmart REIT	326,797	15,526
		7,419,068

Utilities 6.94%
Dominion Energy, Inc.	10,120,293	826,221
National Grid PLC[1]	53,444,582	794,623
DTE Energy Company	5,899,350	773,051
Power Grid Corporation of India, Ltd.[1]	181,618,289	539,008
Enel SpA[1]	75,335,261	486,896
Iberdrola SA, non-registered shares[1]	41,313,196	472,033
E.ON SE1	44,766,741	469,183
Southern Co.	5,832,500	428,047
Edison International	4,916,426	338,201
Duke Energy Corp.	2,812,000	309,770
Public Service Enterprise Group, Inc.	4,404,121	306,791
Evergy, Inc.	3,646,847	247,438

4	Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Entergy Corp.	1,770,049	$210,370
AES Corp.	9,541,613	194,840
Exelon Corp.	3,889,222	181,938
Engie SA1	10,562,531	124,076
ENGIE SA, bonus dividend[1]	3,818,624	44,857
SSE PLC[1]	6,716,533	156,455
Sempra Energy	745,519	120,297
CenterPoint Energy, Inc.	3,095,000	94,738
Centrica PLC[1,4]	64,659,813	63,824
Power Assets Holdings, Ltd.[1]	9,434,000	63,387
CMS Energy Corp.	352,820	24,235
American Electric Power Company, Inc.	241,044	23,890
NextEra Energy, Inc.	128,036	9,093
		7,303,262

Industrials 5.65%
Raytheon Technologies Corp.	18,908,691	1,794,624
Lockheed Martin Corp.	1,217,324	526,030
Honeywell International, Inc.	1,883,320	364,441
BAE Systems PLC[1]	38,357,093	357,278
Singapore Technologies Engineering, Ltd.[1]	100,226,700	295,216
RELX PLC[1]	8,263,277	246,786
RELX PLC (ADR)	759,134	22,357
L3Harris Technologies, Inc.	1,046,435	243,045
Kone OYJ, Class B1	4,809,800	230,797
VINCI SA1	2,343,943	226,154
Trinity Industries, Inc.[5]	7,712,016	213,931
ABB, Ltd.[1,2]	6,292,066	188,481
BOC Aviation, Ltd.[1]	22,572,856	176,548
Siemens AG1	1,388,319	172,686
CCR SA, ordinary nominative shares	41,229,778	103,493
Ventia Services Group Pty, Ltd.[1,2,5]	48,847,735	98,502
United Parcel Service, Inc., Class B	517,900	93,212
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	5,918,422	91,077
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares[1]	4,444,000	81,241
LIXIL Corp.[1]	4,098,600	72,140
Waste Management, Inc.	382,611	62,917
General Dynamics Corp.	224,400	53,077
Trelleborg AB., Class B1	2,410,000	52,526
Deutsche Post AG1	988,500	42,671
Airbus SE, non-registered shares[1]	319,385	34,732
Union Pacific Corp.	120,350	28,197
Norfolk Southern Corp.	86,215	22,233
Sulzer AG1	237,832	17,756
Atlas Corp.[2]	1,321,800	16,338
Melrose Industries PLC[1]	11,230,258	16,154
		5,944,640

Energy 5.34%
Canadian Natural Resources, Ltd. (CAD denominated)	22,325,875	1,381,801
TC Energy Corp. (CAD denominated)	18,873,561	998,294
TC Energy Corp.	1,387,400	73,393
Chevron Corp.	4,491,390	703,666
ConocoPhillips	3,630,289	346,765
Shell PLC (GBP denominated)[1]	10,681,981	289,120
Shell PLC (ADR)	738,100	39,436
BP PLC[1]	62,547,112	305,392
TotalEnergies SE1	6,098,479	300,482
EOG Resources, Inc.	2,452,413	286,344
Enbridge, Inc. (CAD denominated)	4,457,700	194,527
Exxon Mobil Corp.	1,797,500	153,237
Equitrans Midstream Corp.	18,872,981	148,342
Baker Hughes Co., Class A	4,650,800	144,268
Schlumberger, Ltd.	3,258,133	127,100
Pioneer Natural Resources Company	483,880	112,487

Capital Income Builder	5

Common stocks (continued)	Shares	Value (000)
Energy (continued)
DT Midstream, Inc.	340,200	$18,286
Diamond Offshore Drilling, Inc.[3,4]	187,562	1,472
Gazprom PJSC (ADR)[1,6]	42,367,995	—	[7]
		5,624,412

Communication services 3.44%
Comcast Corp., Class A	24,701,035	982,113
BCE, Inc.	10,646,893	566,055
SoftBank Corp.[1]	34,307,533	398,681
Koninklijke KPN NV1	106,810,457	369,424
Verizon Communications, Inc.	7,403,006	342,759
HKT Trust and HKT, Ltd., units[1]	127,173,060	182,269
Nippon Telegraph and Telephone Corp.[1]	6,109,000	180,467
WPP PLC[1]	10,313,598	127,922
Singapore Telecommunications, Ltd.[1]	52,739,200	104,827
Pearson PLC[1]	7,596,556	73,885
Omnicom Group, Inc.	931,500	70,915
TELUS Corp.	2,609,420	65,284
Indus Towers, Ltd.[1,4]	18,916,173	50,729
ITV PLC[1]	53,372,812	49,342
ProSiebenSat.1 Media SE1	3,562,000	41,356
Vodafone Group PLC[1]	12,232,124	18,506
		3,624,534

Materials 3.10%
Vale SA, ordinary nominative shares (ADR)	32,443,725	547,974
Vale SA, ordinary nominative shares	22,970,077	386,974
Rio Tinto PLC[1]	7,366,036	522,487
BHP Group, Ltd. (CDI)[1]	13,223,826	444,606
LyondellBasell Industries NV	3,314,423	351,428
Linde PLC	748,489	233,499
Air Products and Chemicals, Inc.	755,988	176,954
Evonik Industries AG1	4,972,487	131,492
BASF SE1,4	1,925,521	102,356
Fortescue Metals Group, Ltd.[1]	5,733,788	86,925
Asahi Kasei Corp.[1]	8,589,800	70,689
UPM-Kymmene Oyj[1]	1,766,300	60,671
Nexa Resources SA	4,624,901	43,289
International Flavors & Fragrances, Inc.	319,000	38,695
Dow, Inc.	532,650	35,421
WestRock Co.	662,600	32,818
		3,266,278

Consumer discretionary 2.50%
McDonald’s Corp.	1,815,766	452,416
Home Depot, Inc.	1,138,335	341,956
Midea Group Co., Ltd., Class A1	35,495,297	304,576
Industria de Diseño Textil, SA1	12,616,477	264,567
Kering SA1	315,401	167,526
Starbucks Corp.	2,037,274	152,062
Hasbro, Inc.	1,721,274	151,575
VF Corp.	2,471,219	128,503
Cie. Financière Richemont SA, Class A1	1,029,301	119,649
YUM! Brands, Inc.	902,600	105,613
Darden Restaurants, Inc.	764,696	100,734
Galaxy Entertainment Group, Ltd.[1]	17,447,000	99,658
LVMH Moët Hennessy-Louis Vuitton SE1	132,018	84,478
Restaurant Brands International, Inc.	1,393,243	79,540
OPAP SA1	1,551,400	22,670
Inchcape PLC[1]	2,093,100	18,421
Thule Group AB1	505,811	17,479
Kindred Group PLC (SDR)[1,2]	1,933,000	16,943
		2,628,366

Total common stocks (cost: $60,361,405,000)		78,921,457

6	Capital Income Builder

Preferred securities 0.07%	Shares		Value (000)
Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]		1,370,475	$63,999

Financials 0.01%
CoBank, ACB, Class E, 2.169% noncumulative preferred shares[3]		13,000	10,790

Total preferred securities (cost: $57,734,000)			74,789

Rights & warrants 0.00%
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[4]		684,470	486

Total rights & warrants (cost: $0)			486

Convertible stocks 0.76%
Information technology 0.38%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022		226,317	394,810

Utilities 0.22%
AES Corp., convertible preferred units, 6.875% 2024		913,000	79,066
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022[2]		609,350	61,477
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023[2]		938,000	52,528
NextEra Energy, Inc., convertible preferred units, 6.219% 2023[2]		854,800	40,441
			233,512
Health care 0.14%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]		108,000	148,997

Consumer discretionary 0.02%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023		197,211	24,377

Total convertible stocks (cost: $603,387,000)			801,696

Investment funds 2.55%
Capital Group Central Corporate Bond Fund[5]		310,139,747	2,679,607

Total investment funds (cost: $3,133,264,000)			2,679,607

Bonds, notes & other debt instruments 17.58%	Principal amount (000)
U.S. Treasury bonds & notes 9.03%
U.S. Treasury 5.97%
U.S. Treasury 7.25% 2022	USD	182,500	185,739
U.S. Treasury 7.625% 2022		39,700	40,989
U.S. Treasury 6.25% 2023		350,000	367,241
U.S. Treasury 7.125% 2023		299,800	312,104
U.S. Treasury 2.25% 2024		300,000	297,349
U.S. Treasury 7.50% 2024[8]		331,274	369,132
U.S. Treasury 2.875% 2025		100,000	99,821
U.S. Treasury 6.875% 2025		145,145	163,186
U.S. Treasury 7.625% 2025		250,000	281,956
U.S. Treasury 1.125% 2026		616,000	568,122
U.S. Treasury 6.00% 2026		206,000	228,497
U.S. Treasury 6.50% 2026		178,000	204,423
U.S. Treasury 6.75% 2026		35,000	40,315
U.S. Treasury 2.25% 2027		75	73
U.S. Treasury 2.50% 2027		136,000	133,179
U.S. Treasury 6.125% 2027[8]		412,800	478,631
U.S. Treasury 6.375% 2027		85,000	99,064
U.S. Treasury 6.625% 2027		65,000	75,495
U.S. Treasury 1.25% 2028		284,000	257,310
U.S. Treasury 2.875% 2028		160,000	158,921

Capital Income Builder	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 5.25% 2028	USD	89,000	$101,051
U.S. Treasury 5.50% 2028		140,000	160,146
U.S. Treasury 5.25% 2029		25,000	28,507
U.S. Treasury 6.125% 2029		30,000	36,265
U.S. Treasury 6.25% 2030		193,000	238,966
U.S. Treasury 1.875% 2032		446,605	407,589
U.S. Treasury 1.125% 2040		228,288	164,384
U.S. Treasury 2.50% 2046		29,300	25,934
U.S. Treasury 2.875% 2046		20,300	19,309
U.S. Treasury 3.00% 2047		116,000	113,079
U.S. Treasury 2.875% 2049		41,800	40,500
U.S. Treasury 3.00% 2049[8]		228,388	226,259
U.S. Treasury 1.375% 2050		77,000	52,918
U.S. Treasury 1.625% 2050[8]		56,000	41,105
U.S. Treasury 1.875% 2051		58,498	45,804
U.S. Treasury 2.00% 2051		40,000	32,272
U.S. Treasury 2.25% 2052[8]		220,000	188,581
			6,284,216

U.S. Treasury inflation-protected securities 3.06%
U.S. Treasury Inflation-Protected Security 0.125% 2023[9]		292,573	301,112
U.S. Treasury Inflation-Protected Security 0.375% 2023[9]		229,438	238,522
U.S. Treasury Inflation-Protected Security 0.625% 2023[9]		306,402	317,031
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]		576,923	600,632
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]		444,888	461,560
U.S. Treasury Inflation-Protected Security 0.50% 2024[9]		142,870	149,080
U.S. Treasury Inflation-Protected Security 0.625% 2024[9]		293,117	306,080
U.S. Treasury Inflation-Protected Security 0.25% 2025[9]		50,362	52,344
U.S. Treasury Inflation-Protected Security 0.125% 2026[9]		216,198	222,550
U.S. Treasury Inflation-Protected Security 0.50% 2028[9]		143,733	150,114
U.S. Treasury Inflation-Protected Security 0.125% 2031[9]		190,673	193,668
U.S. Treasury Inflation-Protected Security 2.125% 2041[9]		959	1,268
U.S. Treasury Inflation-Protected Security 1.00% 2049[8,9]		151,827	172,994
U.S. Treasury Inflation-Protected Security 0.25% 2050[9]		3,199	3,028
U.S. Treasury Inflation-Protected Security 0.125% 2051[9]		56,976	52,345
			3,222,328

Total U.S. Treasury bonds & notes			9,506,544

Mortgage-backed obligations 5.22%
Federal agency mortgage-backed obligations 4.47%
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 2.405% 2038[3,10,11]		1,121	1,096
Fannie Mae Pool #AA8755 4.50% 2024[10]		819	836
Fannie Mae Pool #AA8211 4.50% 2024[10]		139	142
Fannie Mae Pool #930337 6.00% 2024[10]		1	1
Fannie Mae Pool #AX9959 3.50% 2029[10]		241	242
Fannie Mae Pool #BA2999 3.50% 2030[10]		303	304
Fannie Mae Pool #MA3438 3.50% 2033[10]		318	319
Fannie Mae Pool #CA1299 3.50% 2033[10]		115	115
Fannie Mae Pool #683351 5.50% 2033[10]		96	101
Fannie Mae Pool #CA4490 3.50% 2034[10]		621	625
Fannie Mae Pool #MA3658 3.50% 2034[10]		428	431
Fannie Mae Pool #903076 6.00% 2036[10]		1,604	1,773
Fannie Mae Pool #887695 6.00% 2036[10]		1,207	1,334
Fannie Mae Pool #902164 6.00% 2036[10]		1,135	1,233
Fannie Mae Pool #902503 6.00% 2036[10]		826	913
Fannie Mae Pool #894308 6.00% 2036[10]		172	182
Fannie Mae Pool #AS9772 3.50% 2037[10]		39	39
Fannie Mae Pool #AD0249 5.50% 2037[10]		122	130
Fannie Mae Pool #256960 6.50% 2037[10]		420	457
Fannie Mae Pool #256845 6.50% 2037[10]		76	83
Fannie Mae Pool #966172 7.00% 2037[10]		191	205
Fannie Mae Pool #963269 5.50% 2038[10]		1,269	1,351
Fannie Mae Pool #963454 5.50% 2038[10]		1,047	1,114
Fannie Mae Pool #963796 5.50% 2038[10]		370	392
Fannie Mae Pool #963341 5.50% 2038[10]		303	324
Fannie Mae Pool #970772 5.50% 2038[10]		49	51
Fannie Mae Pool #929964 6.00% 2038[10]		581	642

8	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #257137 7.00% 2038[10]	USD	24	$27
Fannie Mae Pool #AE0392 5.50% 2039[10]		73	77
Fannie Mae Pool #AE8073 4.00% 2040[10]		237	241
Fannie Mae Pool #AL0152 6.00% 2040[10]		4,053	4,483
Fannie Mae Pool #AB4050 4.00% 2041[10]		434	441
Fannie Mae Pool #AJ4189 4.00% 2041[10]		268	273
Fannie Mae Pool #AJ4154 4.00% 2041[10]		229	233
Fannie Mae Pool #AJ0257 4.00% 2041[10]		85	86
Fannie Mae Pool #AL1571 5.00% 2041[10]		3,231	3,445
Fannie Mae Pool #AL0913 6.00% 2041[10]		2,861	3,165
Fannie Mae Pool #AO6721 4.00% 2042[10]		11,303	11,471
Fannie Mae Pool #AJ9165 4.00% 2042[10]		5,854	5,941
Fannie Mae Pool #AL2745 4.00% 2042[10]		1,825	1,856
Fannie Mae Pool #890445 4.00% 2042[10]		1,373	1,393
Fannie Mae Pool #AO1820 4.00% 2042[10]		1,128	1,145
Fannie Mae Pool #890407 4.00% 2042[10]		629	639
Fannie Mae Pool #AS0831 4.50% 2043[10]		595	610
Fannie Mae Pool #AX2782 4.00% 2044[10]		2,889	2,910
Fannie Mae Pool #AW4026 4.00% 2044[10]		2,697	2,730
Fannie Mae Pool #AW4156 4.00% 2044[10]		2,194	2,218
Fannie Mae Pool #AY1313 4.00% 2045[10]		5,654	5,715
Fannie Mae Pool #AL8522 3.50% 2046[10]		1,029	1,016
Fannie Mae Pool #AS7759 4.00% 2046[10]		15,143	15,310
Fannie Mae Pool #AS7939 4.00% 2046[10]		10,543	10,657
Fannie Mae Pool #AS6840 4.00% 2046[10]		6,748	6,821
Fannie Mae Pool #AS7760 4.00% 2046[10]		6,611	6,686
Fannie Mae Pool #AS7598 4.00% 2046[10]		6,402	6,471
Fannie Mae Pool #BC4712 4.00% 2046[10]		6,203	6,257
Fannie Mae Pool #BC4801 4.00% 2046[10]		3,763	3,795
Fannie Mae Pool #BC8719 4.00% 2046[10]		2,652	2,681
Fannie Mae Pool #BD1967 4.00% 2046[10]		2,120	2,140
Fannie Mae Pool #BC8720 4.00% 2046[10]		1,965	1,984
Fannie Mae Pool #AL9190 4.00% 2046[10]		1,871	1,881
Fannie Mae Pool #BD5477 4.00% 2046[10]		50	51
Fannie Mae Pool #MA2691 4.50% 2046[10]		1,151	1,191
Fannie Mae Pool #AS9313 4.00% 2047[10]		5,162	5,218
Fannie Mae Pool #BJ1668 4.00% 2047[10]		3,451	3,502
Fannie Mae Pool #MA3058 4.00% 2047[10]		3,366	3,384
Fannie Mae Pool #BH2491 4.00% 2047[10]		2,691	2,710
Fannie Mae Pool #BE3229 4.00% 2047[10]		1,878	1,895
Fannie Mae Pool #MA3211 4.00% 2047[10]		627	630
Fannie Mae Pool #MA2907 4.00% 2047[10]		32	32
Fannie Mae Pool #BD7165 4.00% 2047[10]		29	30
Fannie Mae Pool #AS9454 4.00% 2047[10]		22	22
Fannie Mae Pool #BM4187 4.50% 2047[10]		18,521	19,342
Fannie Mae Pool #CA0243 4.50% 2047[10]		17,945	18,465
Fannie Mae Pool #CA2157 4.00% 2048[10]		24,228	24,414
Fannie Mae Pool #CA2033 4.00% 2048[10]		11,447	11,534
Fannie Mae Pool #BJ2751 4.50% 2048[10]		9,088	9,296
Fannie Mae Pool #BO2264 3.00% 2049[10]		11,868	11,253
Fannie Mae Pool #FM1262 4.00% 2049[10]		20,585	20,740
Fannie Mae Pool #CA4819 4.00% 2049[10]		9,629	9,702
Fannie Mae Pool #FM2675 4.00% 2049[10]		6,969	7,025
Fannie Mae Pool #BF0320 5.50% 2049[10]		14,724	16,039
Fannie Mae Pool #FM2872 3.00% 2050[10]		40,564	38,483
Fannie Mae Pool #CA5216 3.00% 2050[10]		18,151	17,218
Fannie Mae Pool #BO6274 3.00% 2050[10]		17,940	17,010
Fannie Mae Pool #CA5226 3.00% 2050[10]		7,817	7,415
Fannie Mae Pool #FM2676 4.00% 2050[10]		6,883	6,935
Fannie Mae Pool #FM9632 3.00% 2051[10]		47,809	45,175
Fannie Mae Pool #CB2414 3.00% 2051[10]		23,009	21,893
Fannie Mae Pool #FM9631 3.00% 2051[10]		20,111	19,015
Fannie Mae Pool #FS0972 3.50% 2052[10]		25,101	24,698
Fannie Mae Pool #BF0142 5.50% 2056[10]		43,754	47,147
Fannie Mae Pool #BF0145 3.50% 2057[10]		34,984	34,412
Fannie Mae Pool #BF0379 3.50% 2059[10]		86,132	84,405
Fannie Mae Pool #BF0339 5.00% 2059[10]		41,125	44,519

Capital Income Builder	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BF0342 5.50% 2059[10]	USD	29,003	$31,665
Fannie Mae Pool #BF0497 3.00% 2060[10]		18,786	17,938
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[10]		227	240
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 0.948% 2036[10,11]		644	641
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[10]		32	35
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[10]		43	49
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[10,11]		2,844	2,825
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[10]		647	557
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[10]		354	326
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[10]		145	129
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[10]		82	72
Freddie Mac Pool #G13173 5.50% 2023[10]		22	22
Freddie Mac Pool #ZK3460 3.50% 2026[10]		30	30
Freddie Mac Pool #RD5008 3.50% 2029[10]		193	193
Freddie Mac Pool #ZS7148 3.50% 2030[10]		10	11
Freddie Mac Pool #V62089 3.50% 2033[10]		304	306
Freddie Mac Pool #ZS8716 3.50% 2033[10]		266	267
Freddie Mac Pool #G18723 3.50% 2034[10]		4,395	4,427
Freddie Mac Pool #ZT1799 3.50% 2034[10]		612	616
Freddie Mac Pool #J40379 3.50% 2034[10]		78	78
Freddie Mac Pool #QN3000 1.50% 2035[10]		217	199
Freddie Mac Pool #ZA2505 3.50% 2038[10]		341	334
Freddie Mac Pool #A76884 5.00% 2038[10]		255	265
Freddie Mac Pool #G04697 5.50% 2038[10]		993	1,057
Freddie Mac Pool #A87873 5.00% 2039[10]		3,677	3,902
Freddie Mac Pool #G06061 4.00% 2040[10]		573	580
Freddie Mac Pool #G06789 6.00% 2040[10]		42	47
Freddie Mac Pool #Q00232 4.50% 2041[10]		5,686	5,926
Freddie Mac Pool #Q00850 4.50% 2041[10]		187	195
Freddie Mac Pool #G08456 5.00% 2041[10]		101	104
Freddie Mac Pool #G06841 5.50% 2041[10]		1,956	2,084
Freddie Mac Pool #G60546 4.00% 2042[10]		4,461	4,518
Freddie Mac Pool #Q21442 4.50% 2043[10]		321	329
Freddie Mac Pool #760014 2.814% 2045[10,11]		678	678
Freddie Mac Pool #G60138 3.50% 2045[10]		17,085	16,901
Freddie Mac Pool #G60279 4.00% 2045[10]		5,234	5,281
Freddie Mac Pool #T65389 3.50% 2046[10]		66	63
Freddie Mac Pool #Q41088 4.00% 2046[10]		11,032	11,143
Freddie Mac Pool #Q41905 4.00% 2046[10]		4,279	4,308
Freddie Mac Pool #Q42626 4.00% 2046[10]		4,102	4,133
Freddie Mac Pool #Q44227 4.00% 2046[10]		956	964
Freddie Mac Pool #ZS4735 3.50% 2047[10]		3,181	3,122
Freddie Mac Pool #G08793 4.00% 2047[10]		19,685	19,773
Freddie Mac Pool #Q49716 4.50% 2047[10]		562	574
Freddie Mac Pool #Q52596 4.50% 2047[10]		375	386
Freddie Mac Pool #K39018 6.50% 2047[10]		50	51
Freddie Mac Pool #SI2002 4.00% 2048[10]		1,012	1,015
Freddie Mac Pool #Q55986 4.50% 2048[10]		10,678	10,944
Freddie Mac Pool #SD0214 3.00% 2049[10]		41,712	39,562
Freddie Mac Pool #QA5741 3.00% 2049[10]		5,444	5,177
Freddie Mac Pool #QA5125 3.50% 2049[10]		1,595	1,565
Freddie Mac Pool #ZT1704 4.50% 2049[10]		174,086	180,092
Freddie Mac, Series 2122, Class QM, 6.25% 2029[10]		573	603
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 2022[10]		16,628	16,651
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[10]		16,351	16,342
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 2022[10]		5,598	5,612
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[10]		1,289	1,290
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[10]		9,245	9,300
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[10]		10,000	10,074
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[10]		11,250	11,301
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[10]		3,500	3,434
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[10]		4,360	4,349
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[10,11]		8,906	8,864
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[10]		4,810	4,791
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[10,11]		4,390	4,383
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[10]		2,350	2,353
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[10]		134	126

10	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[10]	USD	776	$684
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[10]		514	450
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[10]		307	272
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[10]		179	161
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[10]		138	122
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[10]		83	74
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[10]		9,992	9,810
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[10,11]		9,909	9,674
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[10]		9,089	8,690
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[10]		1,821	1,767
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[10]		9,902	9,433
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[10,11]		15,061	14,683
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[10]		14,895	14,867
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[10]		10,468	10,269
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[10]		8,515	8,357
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[10]		16,307	16,591
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[10]		4,883	4,790
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[10]		4,082	4,004
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[10]		2,555	2,507
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[10]		1,642	1,637
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[10]		34,765	34,093
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[10]		766	757
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[10]		45,902	44,708
Government National Mortgage Assn. 4.00% 2052[10,12]		382,342	383,014
Government National Mortgage Assn. 4.00% 2052[10,12]		200,000	199,664
Government National Mortgage Assn. 4.50% 2052[10,12]		128,671	130,601
Government National Mortgage Assn. 4.50% 2052[10,12]		14,402	14,683
Government National Mortgage Assn. 4.50% 2052[10,12]		11,150	11,271
Government National Mortgage Assn. 5.00% 2052[10,12]		39,327	40,612
Government National Mortgage Assn. Pool #736682 4.50% 2037[10]		667	694
Government National Mortgage Assn. Pool #783690 6.00% 2039[10]		949	1,030
Government National Mortgage Assn. Pool #738938 6.50% 2039[10]		152	163
Government National Mortgage Assn. Pool #751708 3.50% 2040[10]		79	78
Government National Mortgage Assn. Pool #783539 5.00% 2040[10]		1,062	1,104
Government National Mortgage Assn. Pool #783689 5.50% 2040[10]		1,290	1,413
Government National Mortgage Assn. Pool #783687 4.50% 2041[10]		1,119	1,160
Government National Mortgage Assn. Pool #783688 5.00% 2041[10]		1,198	1,282
Government National Mortgage Assn. Pool #005198 6.50% 2041[10]		360	389
Government National Mortgage Assn. Pool #MA3246 4.50% 2045[10]		1,667	1,756
Government National Mortgage Assn. Pool #MA2894 4.50% 2045[10]		1,293	1,365
Government National Mortgage Assn. Pool #MA5077 3.50% 2048[10]		5,029	4,969
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[10]		682	698
Government National Mortgage Assn. Pool #MA5468 5.00% 2048[10]		528	549
Government National Mortgage Assn. Pool #MA5530 5.00% 2048[10]		126	130
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[10]		2,469	2,527
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[10]		1,156	1,185
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[10]		15,070	15,627
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[10]		9,594	9,963
Government National Mortgage Assn. Pool #MA5712 5.00% 2049[10]		1,488	1,543
Government National Mortgage Assn. Pool #773426 4.70% 2061[10]		9	9

Capital Income Builder	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #795485 4.691% 2062[10]	USD	29	$29
Government National Mortgage Assn. Pool #AG8193 4.742% 2064[10]		3	3
Government National Mortgage Assn. Pool #AG8207 4.742% 2064[10]		3	3
Government National Mortgage Assn. Pool #AG8088 4.744% 2064[10]		3	3
Government National Mortgage Assn. Pool #AG8117 4.929% 2064[10]		2	2
Government National Mortgage Assn. Pool #AG8244 4.817% 2065[10]		3	3
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[10]		564	497
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[10]		434	399
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.749% 2022[1,3,6,10,11]		848	848
Uniform Mortgage-Backed Security 2.50% 2037[10,12]		150,000	143,549
Uniform Mortgage-Backed Security 3.00% 2052[10,12]		458,602	431,606
Uniform Mortgage-Backed Security 4.00% 2052[10,12]		849,922	842,718
Uniform Mortgage-Backed Security 4.00% 2052[10,12]		49	49
Uniform Mortgage-Backed Security 4.50% 2052[10,12]		955,358	967,284
Uniform Mortgage-Backed Security 4.50% 2052[10,12]		102,704	103,633
			4,705,710

Collateralized mortgage-backed obligations (privately originated) 0.42%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[3,10,11]		16,926	15,845
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 2.791% 2034[10,11]		310	277
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[3,10,13]		3,211	3,022
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,10,11]		8,210	8,135
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[3,10,11]		16,192	15,928
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[3,10,11]		1,296	1,242
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[3,10,11]		13,027	12,877
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[10]		130	133
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[10]		83	82
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[10]		114	112
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[3,10,11]		7,914	7,822
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[3,10]		9,498	9,641
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[3,10,11]		28,079	24,785
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 1.789% 2041[3,10,11]		6,172	5,956
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.251% 2042[3,10,11]		12,820	12,827
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[3,10]		19,286	18,940
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,10,11]		3,055	3,056
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,10,11]		2,333	2,220
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,10,13]		9,774	9,271
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 1.468% 2053[3,10,11]		9,325	9,292
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 1.418% 2055[3,10,11]		13,171	13,035
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.518% 2055[3,10,11]		24,241	23,915
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[3,10,11]		206	205
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 1.755% 2022[3,10,11]		24,607	24,421
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.677% 2051[3,10,11]		52,297	52,302
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 1.418% 2055[3,10,11]		25,007	24,839
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[3,10,11]		10,130	9,762
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,10,11]		4,128	4,123
Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.268% 2057[3,10,11]		915	911
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[3,10,11]		1,188	1,170
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[3,10,11]		786	774
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,10,11]		468	467
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[3,10,11]		1,549	1,541
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[3,10,11]		382	380
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,10]		80,397	74,968

12	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[3,10]	USD	19,563	$17,909
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[3,10,11]		22,366	20,871
ZH Trust, Series 2021-1, Class A, 2.253% 2027[3,10]		671	668
ZH Trust, Series 2021-2, Class A, 2.349% 2027[3,10]		3,375	3,370
			437,094

Commercial mortgage-backed securities 0.33%
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 1.404% 2036[3,10,11]		14,672	14,468
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.7696%) 2.270% 2039[3,10,11]		10,389	10,374
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.189%) 2.248% 2037[3,10,11]		31,327	31,339
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 1.254% 2036[3,10,11]		55,444	54,336
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.453% 2036[3,10,11]		26,562	25,937
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.20% 2036[3,10,11]		3,984	3,883
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 2.449% 2036[3,10,11]		1,380	1,345
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 1.841% 2037[3,10,11]		15,617	15,627
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.224% 2038[3,10,11]		11,596	11,317
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.654% 2038[3,10,11]		983	956
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 1.805% 2038[3,10,11]		1,996	1,950
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.954% 2038[3,10,11]		3,732	3,627
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 2.055% 2038[3,10,11]		392	383
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.635% 2038[3,10,11]		10,432	10,302
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 2.255% 2038[3,10,11]		1,194	1,177
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.805% 2038[3,10,11]		1,250	1,231
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.474% 2025[3,10,11]		13,721	13,498
GS Mortgage Securities Trust, Series 2019-BOCA, Class A, (1-month USD-LIBOR + 1.20%) 1.755% 2038[3,10,11]		27,772	27,761
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.704% 2038[3,10,11]		35,000	34,624
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[3,10]		1,301	1,222
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[3,10,11]		1,046	962
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 1.984% 2039[3,10,11]		18,901	18,924
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.604% 2038[3,10,11]		17,861	17,531
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[10]		3,000	2,983
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.454% 2038[3,10,11]		2,404	2,369
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.918% 2049[3,10,11]		4,500	4,293
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 1.285% 2038[3,10,11]		36,060	35,400
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 1.883% 2038[3,10,11]		1,038	1,007
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[10]		4,000	4,027
			352,853

Total mortgage-backed obligations			5,495,657

Corporate bonds, notes & loans 2.61%
Energy 0.47%
AI Candelaria (Spain), SLU 7.50% 2028[3]		430	417
AI Candelaria (Spain), SLU 5.75% 2033[3]		1,495	1,247
Apache Corp. 4.25% 2030		19,930	18,544
Apache Corp. 5.35% 2049		1,250	1,099
Baker Hughes Co. 2.061% 2026		802	744
Bonanza Creek Energy, Inc. 5.00% 2026[3]		2,070	1,969
BP Capital Markets America, Inc. 2.721% 2032		3,000	2,646

Capital Income Builder	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Canadian Natural Resources, Ltd. 2.95% 2023	USD	2,390	$2,395
Canadian Natural Resources, Ltd. 3.80% 2024		1,975	1,983
Canadian Natural Resources, Ltd. 3.85% 2027		1,000	979
Canadian Natural Resources, Ltd. 2.95% 2030		3,873	3,478
Cenovus Energy, Inc. 5.25% 2037		2,150	2,153
Cenovus Energy, Inc. 5.40% 2047		5,935	6,033
Cheniere Energy Partners LP 4.50% 2029		3,000	2,877
Cheniere Energy, Inc. 4.625% 2028		1,000	969
Chesapeake Energy Corp. 5.50% 2026[3]		5,070	5,033
Chesapeake Energy Corp. 5.875% 2029[3]		920	911
CNX Resources Corp. 7.25% 2027[3]		1,000	1,023
ConocoPhillips 3.80% 2052		5,795	5,223
Constellation Oil Services Holding SA 10.00% PIK 2024[3,14,15]		638	233
Continental Resources, Inc. 5.75% 2031[3]		2,000	2,047
Continental Resources, Inc. 2.875% 2032[3]		2,296	1,901
CrownRock LP / CrownRock Finance, Inc. 5.00% 2029[3]		3,000	2,940
DCP Midstream Operating LP 5.625% 2027		5,000	5,079
DCP Midstream Operating LP 3.25% 2032		2,250	1,912
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[3,11,15]		443	443
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[11,15]		402	402
Diamondback Energy, Inc. 3.125% 2031		1,000	893
Diamondback Energy, Inc. 4.25% 2052		3,789	3,323
DT Midstream, Inc. 4.125% 2029[3]		1,000	911
DT Midstream, Inc. 4.375% 2031[3]		2,915	2,616
Enbridge Energy Partners LP 7.375% 2045		5,459	6,850
Enbridge, Inc. 3.40% 2051		718	565
Endeavor Energy Resources LP 6.625% 2025[3]		2,850	2,932
Endeavor Energy Resources, L.P. 5.75% 2028[3]		2,000	2,007
Energean Israel Finance, Ltd. 4.50% 2024[3]		1,915	1,866
Energean Israel Finance, Ltd. 5.875% 2031[3]		1,060	957
Energy Transfer Operating LP 3.75% 2030		3,000	2,770
Energy Transfer Operating LP 5.00% 2050		2,270	2,025
Energy Transfer Partners LP 5.30% 2047		600	544
Energy Transfer Partners LP 6.00% 2048		700	687
Energy Transfer Partners LP 6.25% 2049		1,120	1,133
Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[13]		5,000	4,256
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[13]		791	754
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[13]		5,220	4,535
Enterprise Products Operating LLC 4.20% 2050		2,795	2,455
EQM Midstream Partners LP 6.00% 2025[3]		2,500	2,481
EQM Midstream Partners LP 4.125% 2026		2,000	1,860
EQM Midstream Partners LP 6.50% 2027[3]		1,255	1,269
EQM Midstream Partners LP 4.50% 2029[3]		2,290	2,065
EQT Corp. 6.625% 2025[13]		2,000	2,084
EQT Corp. 3.90% 2027		7,020	6,730
EQT Corp. 5.00% 2029		155	155
EQT Corp. 7.50% 2030[13]		15,000	16,637
EQT Corp. 3.625% 2031[3]		5,945	5,389
Equinor ASA 3.625% 2028		13,165	13,021
Equinor ASA 3.25% 2049		7,583	6,312
Exxon Mobil Corp. 2.61% 2030		22,000	20,091
Gray Oak Pipeline, LLC 2.60% 2025[3]		1,952	1,850
Guara Norte SARL 5.198% 2034[3]		1,220	1,077
Harbour Energy PLC 5.50% 2026[3]		1,000	973
Harvest Midstream I, LP 7.50% 2028[3]		3,000	3,049
Hess Midstream Operations LP 5.50% 2030[3]		310	306
Hess Midstream Partners LP 5.625% 2026[3]		1,000	1,001
Hilcorp Energy I, LP 6.25% 2028[3]		1,000	998
Hilcorp Energy I, LP 5.75% 2029[3]		665	653
Hilcorp Energy I, LP 6.00% 2030[3]		1,925	1,913
Hilcorp Energy I, LP 6.00% 2031[3]		450	436
Hilcorp Energy I, LP 6.25% 2032[3]		2,125	2,075
Kinder Morgan, Inc. 3.25% 2050		2,007	1,449
Leviathan Bond, Ltd. 6.75% 2030[3]		1,390	1,374

14	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Magellan Midstream Partners LP 3.95% 2050	USD	4,000	$3,344
Marathon Oil Corp. 4.40% 2027		3,375	3,375
Marathon Oil Corp. 5.20% 2045		3,000	2,932
MPLX LP 1.75% 2026		1,846	1,687
MPLX LP 2.65% 2030		1,994	1,716
MPLX LP 5.20% 2047		505	480
MPLX LP 5.50% 2049		2,500	2,448
Murphy Oil Corp. 5.875% 2027		2,005	1,992
Neptune Energy Group Holdings, Ltd. 6.625% 2025[3]		5,955	5,910
New Fortress Energy, Inc. 6.75% 2025[3]		1,800	1,772
New Fortress Energy, Inc. 6.50% 2026[3]		8,085	7,834
NGL Energy Operating LLC 7.50% 2026[3]		7,435	7,017
NGPL PipeCo LLC 7.768% 2037[3]		2,000	2,329
NorthRiver Midstream Finance LP 5.625% 2026[3]		3,000	2,931
Occidental Petroleum Corp. 5.50% 2025		1,400	1,426
Occidental Petroleum Corp. 5.875% 2025		2,880	2,961
Occidental Petroleum Corp. 3.00% 2027		4,000	3,725
Occidental Petroleum Corp. 3.50% 2029		7,555	7,063
Occidental Petroleum Corp. 6.125% 2031		5,000	5,262
Occidental Petroleum Corp. 4.40% 2049		6,000	5,099
Oleoducto Central SA 4.00% 2027[3]		1,065	965
ONEOK, Inc. 5.85% 2026		3,635	3,832
ONEOK, Inc. 4.55% 2028		203	202
ONEOK, Inc. 4.35% 2029		360	350
ONEOK, Inc. 3.10% 2030		2,234	1,991
ONEOK, Inc. 6.35% 2031		11,384	12,449
ONEOK, Inc. 4.95% 2047		628	574
ONEOK, Inc. 7.15% 2051		2,319	2,653
Pemex Project Funding Master Trust, Series 13, 6.625% 2035		10,000	8,128
Petróleos Mexicanos 6.875% 2025		5,500	5,565
Petróleos Mexicanos 4.50% 2026		2,032	1,901
Petróleos Mexicanos 6.50% 2029		60	55
Petróleos Mexicanos 6.84% 2030		2,500	2,283
Petróleos Mexicanos 5.95% 2031		580	489
Petróleos Mexicanos 6.70% 2032		6,205	5,359
Petróleos Mexicanos 6.75% 2047		944	684
Petróleos Mexicanos 6.95% 2060		1,275	927
Petrorio Luxembourg SARL 6.125% 2026[3]		2,370	2,281
Pioneer Natural Resources Company 1.90% 2030		3,933	3,274
Plains All American Pipeline LP 3.80% 2030		1,135	1,053
Qatar Petroleum 3.30% 2051[3]		1,710	1,423
Range Resources Corp. 4.75% 2030[3]		445	425
Rattler Midstream Partners LP 5.625% 2025[3]		1,875	1,880
SA Global Sukuk, Ltd. 2.694% 2031[3]		2,645	2,385
Sabine Pass Liquefaction, LLC 5.625% 2025		6,450	6,684
Sabine Pass Liquefaction, LLC 5.00% 2027		4,575	4,685
Sabine Pass Liquefaction, LLC 4.20% 2028		1,275	1,253
Schlumberger BV 4.00% 2025[3]		24,405	24,491
Southwestern Energy Co. 5.95% 2025[13]		1,000	1,016
Southwestern Energy Co. 8.375% 2028		320	346
Southwestern Energy Co. 5.375% 2029		5,455	5,396
Southwestern Energy Co. 5.375% 2030		975	964
Southwestern Energy Co. 4.75% 2032		1,550	1,468
Sunoco Logistics Operating Partners LP 5.40% 2047		1,536	1,415
Sunoco LP 6.00% 2027		1,000	1,009
Sunoco LP 4.50% 2029		3,700	3,332
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[3]		1,000	915
Targa Resources Partners LP 6.875% 2029		3,110	3,284
Targa Resources Partners LP 5.50% 2030		5,190	5,152
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[13]		49,286	49,524
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 2.716% 2067[11]		1,000	842
TransCanada PipeLines, Ltd. 4.10% 2030		11,939	11,694
Transportadora de Gas Peru SA 4.25% 2028[3]		1,090	1,056
Valaris, Ltd. 8.25% Cash 2028[15]		221	227
Venture Global Calcasieu Pass, LLC 4.125% 2031[3]		1,985	1,804
Venture Global Calcasieu Pass, LLC 3.875% 2033[3]		1,000	872

Capital Income Builder	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Weatherford International, Ltd. 6.50% 2028[3]	USD	1,000	$1,011
Western Gas Partners LP 3.95% 2025		1,520	1,468
Western Gas Partners LP 4.65% 2026		3,105	3,066
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[13]		5,040	4,826
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[13]		4,755	4,375
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[13]		3,956	3,493
			490,106

Consumer discretionary 0.40%
AutoNation, Inc. 3.85% 2032		5,750	5,192
Bayerische Motoren Werke AG 3.45% 2027[3]		1,075	1,058
Bayerische Motoren Werke AG 3.70% 2032[3]		850	820
Booking Holdings, Inc. 4.625% 2030		5,000	5,121
Burger King Corp. 3.875% 2028[3]		1,000	922
Burger King Corp. 4.00% 2030[3]		1,000	856
Carnival Corp. 10.50% 2026[3]		11,000	12,114
Carnival Corp. 4.00% 2028[3]		5,000	4,507
Carnival Corp. 6.00% 2029[3]		1,500	1,349
Daimler Trucks Finance North America, LLC 1.125% 2023[3]		50,000	48,356
Daimler Trucks Finance North America, LLC 1.625% 2024[3]		18,450	17,539
Daimler Trucks Finance North America, LLC 2.375% 2028[3]		1,850	1,632
Daimler Trucks Finance North America, LLC 2.50% 2031[3]		4,550	3,803
Empire Resorts, Inc. 7.75% 2026[3]		3,225	3,111
Ford Motor Co. 2.30% 2025		20,695	19,245
Ford Motor Co. 2.90% 2029		8,500	7,089
Ford Motor Co. 7.45% 2031		2,000	2,178
Ford Motor Co. 3.25% 2032		5,000	4,072
Ford Motor Credit Company LLC 5.125% 2025		5,010	5,003
Ford Motor Credit Company LLC 2.70% 2026		3,990	3,562
Ford Motor Credit Company LLC 4.125% 2027		1,000	928
Ford Motor Credit Company LLC 4.95% 2027		9,335	9,102
Ford Motor Credit Company LLC 4.00% 2030		4,495	3,895
General Motors Company 6.80% 2027		3,226	3,474
General Motors Financial Co. 4.30% 2025		5,000	5,020
Grand Canyon University 4.125% 2024		20,000	19,520
Grand Canyon University 4.375% 2026		3,000	3,008
Grupo Axo, SAPI de CV 5.75% 2026[3]		559	513
Hanesbrands, Inc. 4.875% 2026[3]		1,000	979
Harley-Davidson, Inc. 3.35% 2025[3]		3,135	3,053
Hilton Worldwide Holdings, Inc. 5.75% 2028[3]		6,000	6,092
Hilton Worldwide Holdings, Inc. 4.875% 2030		4,000	3,864
Hilton Worldwide Holdings, Inc. 4.00% 2031[3]		2,000	1,792
Home Depot, Inc. 2.95% 2029		4,775	4,478
International Game Technology PLC 4.125% 2026[3]		1,000	944
International Game Technology PLC 6.25% 2027[3]		7,000	7,116
International Game Technology PLC 5.25% 2029[3]		1,000	950
Las Vegas Sands Corp. 3.20% 2024		2,000	1,923
Las Vegas Sands Corp. 3.90% 2029		5,000	4,307
Lithia Motors, Inc. 3.875% 2029[3]		2,000	1,809
Lowe’s Companies, Inc. 3.75% 2032		5,173	4,887
Lowe’s Companies, Inc. 4.05% 2047		4	4
Lowe’s Companies, Inc. 4.25% 2052		974	877
Macy’s Retail Holdings, LLC 5.875% 2030[3]		555	522
Marriott International, Inc. 2.85% 2031		3,300	2,841
Marriott International, Inc. 2.75% 2033		670	551
McDonald’s Corp. 3.70% 2026		7,015	7,036
McDonald’s Corp. 2.125% 2030		4,136	3,582
McDonald’s Corp. 4.45% 2047		2,100	2,024
McDonald’s Corp. 3.625% 2049		4,898	4,104
Melco International Development, Ltd. 4.875% 2025[3]		2,000	1,791
Melco International Development, Ltd. 5.375% 2029[3]		4,415	3,555
MercadoLibre, Inc. 3.125% 2031		1,055	855
MGM Growth Properties LLC 5.625% 2024		2,245	2,277
MGM Growth Properties LLC 3.875% 2029[3]		1,815	1,723
MGM Resorts International 6.00% 2023		4,000	4,050
MGM Resorts International 5.75% 2025		2,000	1,989
MGM Resorts International 6.75% 2025		1,500	1,537

16	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
MGM Resorts International 4.75% 2028	USD	2,000	$1,840
Newell Rubbermaid, Inc. 4.35% 2023		1,750	1,753
Nordstrom, Inc. 2.30% 2024		1,000	959
Nordstrom, Inc. 4.25% 2031		4,000	3,398
QVC, Inc. 4.45% 2025		1,000	971
Royal Caribbean Cruises, Ltd. 10.875% 2023[3]		26,540	27,802
Royal Caribbean Cruises, Ltd. 11.50% 2025[3]		15,640	17,022
Royal Caribbean Cruises, Ltd. 4.25% 2026[3]		2,155	1,954
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025		2,000	2,010
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[3]		6,007	6,308
Sands China, Ltd. 5.40% 2028		2,000	1,889
Sands China, Ltd. 2.85% 2029[3]		10,000	8,126
Sonic Automotive, Inc. 4.625% 2029[3]		1,560	1,344
Sonic Automotive, Inc. 4.875% 2031[3]		3,030	2,590
Starbucks Corp. 3.10% 2023		18,233	18,349
Starbucks Corp. 4.50% 2048		5,690	5,418
Stellantis Finance US, Inc. 1.711% 2027[3]		5,675	5,041
Stellantis Finance US, Inc. 2.691% 2031[3]		4,525	3,746
Tempur Sealy International, Inc. 4.00% 2029[3]		1,000	868
Tempur Sealy International, Inc. 3.875% 2031[3]		520	432
The Gap, Inc. 3.625% 2029[3]		1,000	815
VICI Properties LP 4.625% 2029[3]		3,000	2,821
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[3]		3,390	3,130
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[3]		10,645	9,579
Wyndham Worldwide Corp. 4.375% 2028[3]		3,560	3,323
Wynn Resorts, Ltd. 7.75% 2025[3]		2,325	2,399
Wynn Resorts, Ltd. 5.125% 2029[3]		6,000	5,261
YUM! Brands, Inc. 4.75% 2030[3]		4,000	3,810
YUM! Brands, Inc. 3.625% 2031		1,000	861
YUM! Brands, Inc. 4.625% 2032		1,000	910
YUM! Brands, Inc. 5.375% 2032		2,000	1,914
			421,144

Communication services 0.37%
América Móvil, SAB de CV, 6.45% 2022	MXN	45,000	2,172
América Móvil, SAB de CV, 8.46% 2036		147,200	6,178
AT&T, Inc. 2.25% 2032	USD	1,000	834
AT&T, Inc. 2.55% 2033		5,181	4,305
AT&T, Inc. 3.30% 2052		1,000	759
AT&T, Inc. 3.50% 2053		5,957	4,674
Cablevision Systems Corp. 5.50% 2027[3]		2,000	1,933
Cablevision Systems Corp. 5.75% 2030[3]		4,250	3,535
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2027[3]		6,000	5,856
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[3]		6,000	5,722
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[3]		3,950	3,453
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[3]		2,475	2,216
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031		3,000	2,494
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[3]		3,650	3,083
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[3]		5,675	4,887
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[3]		24,425	20,029
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[3]		18,300	14,580
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052		3,000	2,169
Comcast Corp. 2.65% 2030		20,000	18,114
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[3]		4,000	3,773
Embarq Corp. 7.995% 2036		725	654
Frontier Communications Corp. 5.875% 2027[3]		4,000	3,837
Frontier Communications Holdings, LLC 5.875% 2029		731	636
Gray Television, Inc. 7.00% 2027[3]		1,000	1,035
Lamar Media Corp. 4.875% 2029		6,650	6,351
Level 3 Communications, Inc. 5.375% 2025		5,000	4,963
Level 3 Communications, Inc. 5.25% 2026		1,000	974
Level 3 Communications, Inc. 3.875% 2029[3]		2,500	2,210
Level 3 Financing, Inc. 3.75% 2029[3]		2,015	1,640
Magallanes, Inc. 4.279% 2032[3]		3,638	3,382
Magallanes, Inc. 5.05% 2042[3]		4,499	4,107
Magallanes, Inc. 5.141% 2052[3]		5,934	5,301
Match Group, Inc. 4.625% 2028[3]		1,000	934

Capital Income Builder	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Match Group, Inc. 4.125% 2030[3]	USD	1,000	$895
Netflix, Inc. 3.625% 2025[3]		5,575	5,455
Netflix, Inc. 4.875% 2028		275	270
Netflix, Inc. 5.875% 2028		4,569	4,717
Netflix, Inc. 5.375% 2029[3]		150	150
Netflix, Inc. 4.875% 2030[3]		6,650	6,494
News Corp. 5.125% 2032[3]		4,000	3,826
OUTFRONT Media Capital LLC 4.625% 2030[3]		6,650	5,959
SBA Tower Trust 1.631% 2026[3]		22,469	20,740
Scripps Escrow II, Inc. 3.875% 2029[3]		1,250	1,113
Sirius XM Radio, Inc. 4.00% 2028[3]		4,775	4,322
Sirius XM Radio, Inc. 3.875% 2031[3]		2,850	2,411
Sprint Corp. 7.625% 2026		2,000	2,174
Sprint Corp. 6.875% 2028		40,170	44,151
Sprint Corp. 8.75% 2032		18,210	23,172
TEGNA, Inc. 4.625% 2028		2,675	2,578
T-Mobile US, Inc. 3.50% 2025		6,550	6,464
T-Mobile US, Inc. 3.75% 2027		10,000	9,736
T-Mobile US, Inc. 3.875% 2030		8,975	8,510
T-Mobile US, Inc. 2.55% 2031		2,700	2,296
T-Mobile US, Inc. 3.50% 2031		25,000	22,193
T-Mobile US, Inc. 3.00% 2041		4,200	3,206
T-Mobile US, Inc. 3.30% 2051		3,316	2,486
T-Mobile US, Inc. 3.40% 2052[3]		5,200	3,949
Twitter, Inc. 5.00% 2030[3]		2,975	3,043
Verizon Communications, Inc. 2.55% 2031		23,150	20,168
Verizon Communications, Inc. 2.355% 2032[3]		14,186	11,920
Verizon Communications, Inc. 2.875% 2050		4,250	3,110
Verizon Communications, Inc. 3.55% 2051		5,000	4,115
Verizon Communications, Inc. 3.875% 2052		5,000	4,365
Virgin Media Secured Finance PLC 5.50% 2029[3]		1,000	927
Vodafone Group PLC 4.25% 2050		4,575	3,985
Warner Music Group 3.75% 2029[3]		4,665	4,187
			389,877

Financials 0.34%
ACE Capital Trust II, junior subordinated, 9.70% 2030		7,210	9,783
ACE INA Holdings, Inc. 4.35% 2045		3,230	3,181
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028		2,000	1,741
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		5,314	4,424
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041		3,079	2,383
Aon Corp. / Aon Global Holdings PLC 3.90% 2052		4,000	3,455
Australia & New Zealand Banking Group, Ltd. 2.625% 2022		15,000	15,005
Bank of America Corp. 2.551% 2028 (USD-SOFR + 1.05% on 2/4/2027)[13]		1,500	1,387
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[13]		8,000	6,515
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[13]		3,789	3,302
Bank of America Corp. 3.846% 2037 (5-year CMT + 2.00% on 3/8/2032)[13]		5,000	4,456
Bank of Nova Scotia 2.45% 2032		2,217	1,884
BNP Paribas 3.50% 2023[3]		25,000	25,128
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[3,13]		1,275	1,088
Charles Schwab Corp. 2.45% 2027		1,775	1,672
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031		766	638
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[13]		8,537	7,466
CME Group, Inc. 2.65% 2032		2,500	2,229
Coinbase Global, Inc. 3.375% 2028[3]		1,700	1,323
Coinbase Global, Inc. 3.625% 2031[3]		5,525	4,092
Commonwealth Bank of Australia 3.784% 2032[3]		3,000	2,720
Corebridge Financial, Inc. 3.65% 2027[3]		1,462	1,420
Corebridge Financial, Inc. 3.85% 2029[3]		3,227	3,086
Corebridge Financial, Inc. 3.90% 2032[3]		3,084	2,897
Corebridge Financial, Inc. 4.35% 2042[3]		658	596
Corebridge Financial, Inc. 4.40% 2052[3]		4,688	4,188
Credit Suisse Group AG 3.80% 2023		12,050	12,091
Danske Bank AS 3.875% 2023[3]		9,250	9,292
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,13]		6,250	6,044
FS Energy and Power Fund 7.50% 2023[3]		4,980	5,071

18	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[13]	USD	4,000	$3,681
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[13]		1,785	1,716
Goldman Sachs Group, Inc. 2.60% 2030		2,128	1,853
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[13]		3,125	2,646
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[13]		7,500	6,333
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[13]		12,500	10,936
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[13]		971	807
Groupe BPCE SA 2.75% 2023[3]		22,675	22,683
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[13]		12,500	12,282
Huarong Finance 2017 Co., Ltd. 4.25% 2027		3,500	3,216
Icahn Enterprises Finance Corp. 4.375% 2029		3,580	3,095
ING Groep NV 4.252% 2033 (USD-SOFR + 2.07% on 3/28/2032)[13]		1,988	1,902
Intercontinental Exchange, Inc. 2.65% 2040		2,275	1,756
Intesa Sanpaolo SpA 3.375% 2023[3]		4,100	4,099
Intesa Sanpaolo SpA 5.017% 2024[3]		9,100	8,891
Iron Mountain Information Management Services, Inc. 5.00% 2032[3]		2,470	2,181
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[13]		2,750	2,592
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[13]		2,500	2,492
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[13]		7,650	7,280
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[13]		2,775	2,269
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[13]		3,008	2,550
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[13]		785	673
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[13]		10,763	9,483
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[13]		299	301
JPMorgan Chase & Co., Series I, (3-month USD-LIBOR + 3.47%) 3.769% junior subordinated perpetual bonds[11]		10,416	10,292
Ladder Capital Corp. 4.25% 2027[3]		3,000	2,761
Lloyds Banking Group PLC 4.375% 2028		5,375	5,327
LPL Holdings, Inc. 4.625% 2027[3]		7,275	6,911
LPL Holdings, Inc. 4.00% 2029[3]		2,500	2,278
Marsh & McLennan Companies, Inc. 2.375% 2031		1,096	948
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[13]		9,225	8,977
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[13]		4,000	3,686
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[13]		1,159	1,151
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[13]		6,000	5,237
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[13]		1,345	1,346
MSCI, Inc. 4.00% 2029[3]		5,250	4,843
MSCI, Inc. 3.875% 2031[3]		2,575	2,328
MSCI, Inc. 3.25% 2033[3]		1,000	846
National Australia Bank, Ltd. 2.99% 2031[3]		3,000	2,566
Navient Corp. 5.00% 2027		1,000	912
Navient Corp. 5.625% 2033		6,200	4,910
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[3]		2,415	2,447
Rede D’Or Finance SARL 4.50% 2030[3]		3,000	2,626
Springleaf Finance Corp. 6.125% 2024		1,000	1,005
Springleaf Finance Corp. 8.875% 2025		1,000	1,050
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[13]		2,690	2,214
Toronto-Dominion Bank 2.00% 2031		4,000	3,331
Toronto-Dominion Bank 3.20% 2032		3,166	2,891
U.S. Bancorp 3.15% 2027		4,000	3,902
Vigorous Champion International, Ltd. 4.25% 2029		200	188
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[13]		12,800	11,646
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[13]		1,508	1,488
			362,381

Utilities 0.29%
AES Panama Generation Holdings SRL 4.375% 2030[3]		1,095	976
Alfa Desarrollo SpA 4.55% 2051[3]		2,837	2,229
Alliant Energy Finance, LLC 3.60% 2032[3]		3,155	2,914
Ameren Corp. 2.50% 2024		1,616	1,587
Commonwealth Edison Co. 2.95% 2027		2,450	2,353
Consumers Energy Co. 4.05% 2048		6,425	6,133
Consumers Energy Co. 3.10% 2050		10,000	8,031
Consumers Energy Co. 3.75% 2050		5,625	5,159
Consumers Energy Co. 2.65% 2052		538	395

Capital Income Builder	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
DTE Electric Co. 3.65% 2052	USD	1,500	$1,333
DTE Energy Company 3.00% 2032		1,500	1,373
Edison International 3.55% 2024		4,600	4,549
Edison International 4.95% 2025		700	713
Edison International 5.75% 2027		5,642	5,855
Edison International 4.125% 2028		2,158	2,083
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[13]		3,000	2,723
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[13]		15,349	15,618
Empresas Publicas de Medellin ESP 4.25% 2029		1,713	1,436
Empresas Publicas de Medellin ESP 4.375% 2031[3]		920	758
Enfragen Energia Sur SA 5.375% 2030		400	288
Entergy Louisiana, LLC 4.20% 2048		5,950	5,699
Eversource Energy 2.375% 2022		1,410	1,411
Eversource Energy 2.80% 2023		1,870	1,865
Eversource Energy 3.80% 2023		15,000	15,150
Exelon Corp. 4.45% 2046		8,115	7,604
Exelon Corp., junior subordinated, 3.497% 2022[13]		12,000	12,000
FirstEnergy Corp. 2.05% 2025		1,502	1,422
FirstEnergy Corp. 1.60% 2026		2,600	2,382
FirstEnergy Corp. 2.25% 2030		4,837	4,047
FirstEnergy Corp. 2.65% 2030		1,305	1,109
FirstEnergy Corp. 7.375% 2031		3,300	3,790
FirstEnergy Corp. 3.40% 2050		13,650	10,192
FirstEnergy Corp., Series B, 4.40% 2027[13]		27,785	26,989
Florida Power & Light Company 2.875% 2051		480	376
IPALCO Enterprises, Inc. 3.70% 2024		2,000	1,991
NextEra Energy Capital Holdings, Inc. 2.44% 2032		2,800	2,378
Pacific Gas and Electric Co. 3.25% 2023		16,490	16,382
Pacific Gas and Electric Co. 3.40% 2024		3,665	3,587
Pacific Gas and Electric Co. 2.95% 2026		12,987	12,033
Pacific Gas and Electric Co. 3.15% 2026		1,365	1,284
Pacific Gas and Electric Co. 3.30% 2027		1,749	1,619
Pacific Gas and Electric Co. 3.30% 2027		738	672
Pacific Gas and Electric Co. 4.65% 2028		2,500	2,388
Pacific Gas and Electric Co. 4.55% 2030		6,100	5,662
Pacific Gas and Electric Co. 2.50% 2031		21,190	16,793
Pacific Gas and Electric Co. 3.25% 2031		1,300	1,091
Pacific Gas and Electric Co. 3.50% 2050		19,610	13,698
Pacific Gas and Electric Co. 4.95% 2050		5,000	4,181
PG&E Corp. 5.00% 2028		4,595	4,234
PG&E Corp. 5.25% 2030		2,890	2,632
Public Service Electric and Gas Co. 3.20% 2029		4,000	3,827
Public Service Enterprise Group, Inc. 3.20% 2049		3,300	2,742
Southern California Edison Co. 2.85% 2029		1,600	1,445
Southern California Edison Co. 2.25% 2030		4,515	3,870
Southern California Edison Co. 2.75% 2032		2,000	1,735
Southern California Edison Co. 4.00% 2047		6,667	5,719
Southern California Edison Co. 4.125% 2048		6,667	5,783
Southern California Edison Co. 2.95% 2051		2,869	2,069
Southern California Edison Co., Series C, 3.60% 2045		4,463	3,607
Talen Energy Corp. 7.25% 2027[3]		2,290	2,196
Talen Energy Supply, LLC 7.625% 2028[3]		705	677
Union Electric Co. 3.90% 2052		645	588
Venture Global Calcasieu Pass, LLC 3.875% 2029[3]		3,430	3,134
Virginia Electric and Power Co. 2.40% 2032		4,670	4,034
Xcel Energy, Inc. 2.60% 2029		3,875	3,431
Xcel Energy, Inc. 6.50% 2036		3,000	3,511
			299,535

Health care 0.23%
AbbVie, Inc. 3.20% 2029		498	464
Amgen, Inc. 3.35% 2032		1,153	1,064
Anthem, Inc. 2.375% 2025		1,534	1,487
Baxter International, Inc. 2.272% 2028[3]		1,342	1,196
Baxter International, Inc. 2.539% 2032[3]		2,681	2,287
Catalent Pharma Solutions, Inc. 3.125% 2029[3]		850	739

20	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Catalent Pharma Solutions, Inc. 3.50% 2030[3]	USD	1,270	$1,106
Centene Corp. 4.25% 2027		8,875	8,619
Centene Corp. 2.45% 2028		14,495	12,664
Centene Corp. 4.625% 2029		4,000	3,880
Centene Corp. 3.00% 2030		2,590	2,257
Centene Corp. 3.375% 2030		5,344	4,782
Centene Corp. 2.50% 2031		2,500	2,082
Centene Corp. 2.625% 2031		3,950	3,287
Charles River Laboratories International, Inc. 3.75% 2029[3]		445	403
Charles River Laboratories International, Inc. 4.00% 2031[3]		750	671
Endo International PLC 5.875% 2024[3]		225	208
Gilead Sciences, Inc. 2.80% 2050		935	672
HCA, Inc. 4.125% 2029		8,450	8,102
HCA, Inc. 3.50% 2030		4,000	3,589
HCA, Inc. 3.625% 2032[3]		629	564
HCA, Inc. 5.25% 2049		2,500	2,389
Humana, Inc. 3.70% 2029		1,082	1,040
Jazz Securities DAC 4.375% 2029[3]		1,000	923
Laboratory Corporation of America Holdings 4.70% 2045		6,900	6,611
Merck & Co., Inc. 1.70% 2027		11,549	10,571
Merck & Co., Inc. 2.15% 2031		16,493	14,376
Molina Healthcare, Inc. 4.375% 2028[3]		2,500	2,340
Molina Healthcare, Inc. 3.875% 2032[3]		2,500	2,199
Owens & Minor, Inc. 6.625% 2030[3]		2,990	2,930
Owens & Minor, Inc., Term Loan, (USD-SOFR + 3.75%) 4.25% 2029[11,16]		4,000	4,018
Perrigo Finance Unlimited Co., 4.375% 2026		1,500	1,451
Regeneron Pharmaceuticals, Inc. 1.75% 2030		543	442
Shire PLC 2.875% 2023		1,084	1,082
Shire PLC 3.20% 2026		25,483	24,604
Teva Pharmaceutical Finance Co. BV 6.00% 2024		34,087	34,130
Teva Pharmaceutical Finance Co. BV 7.125% 2025		3,500	3,551
Teva Pharmaceutical Finance Co. BV 3.15% 2026		11,660	10,017
Teva Pharmaceutical Finance Co. BV 4.75% 2027		4,985	4,568
Teva Pharmaceutical Finance Co. BV 6.75% 2028		24,805	25,228
Teva Pharmaceutical Finance Co. BV 5.125% 2029		8,215	7,470
Teva Pharmaceutical Finance Co. BV 4.10% 2046		28,359	20,301
UnitedHealth Group, Inc. 2.375% 2024		2,940	2,897
Valeant Pharmaceuticals International, Inc. 5.50% 2025[3]		1,000	969
			244,230

Industrials 0.17%
ADT Security Corp. 4.125% 2029[3]		1,000	851
Allison Transmission Holdings, Inc. 3.75% 2031[3]		2,650	2,297
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024		86	85
Avis Budget Group, Inc. 4.75% 2028[3]		1,000	929
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[13]		6,700	6,901
Boeing Company 4.508% 2023		25,029	25,266
Boeing Company 5.15% 2030		4,917	4,888
Boeing Company 3.625% 2031		8,907	8,046
Boeing Company 3.60% 2034		5,000	4,210
Boeing Company 5.805% 2050		3,000	3,006
Burlington Northern Santa Fe, LLC 3.30% 2051		1,157	962
BWX Technologies, Inc. 4.125% 2029[3]		1,000	926
Canadian Pacific Railway, Ltd. 2.45% 2031		8,260	7,190
Canadian Pacific Railway, Ltd. 3.00% 2041		2,944	2,397
Canadian Pacific Railway, Ltd. 3.10% 2051		12,250	9,508
Carrier Global Corp. 2.722% 2030		12,267	10,821
Carrier Global Corp. 3.377% 2040		1,483	1,220
Carrier Global Corp. 3.577% 2050		1,289	1,036
CSX Corp. 2.40% 2030		7,186	6,394
General Electric Capital Corp. 4.418% 2035		6,011	5,882
GFL Environmental, Inc. 3.75% 2025[3]		1,000	949
Hillenbrand, Inc. 3.75% 2031		4,700	4,155
Howmet Aerospace, Inc. 6.75% 2028		1,000	1,061
Masonite International Corp. 5.375% 2028[3]		1,000	959
Masonite International Corp. 3.50% 2030[3]		1,000	844

Capital Income Builder	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Mexico City Airport Trust 5.50% 2047	USD	2,500	$1,999
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[3]		2,000	1,941
Otis Worldwide Corp. 2.056% 2025		15,629	14,892
Prime Security Services Borrower, LLC 5.75% 2026[3]		1,000	961
Rolls-Royce PLC 5.75% 2027[3]		5,415	5,229
SkyMiles IP, Ltd. 4.75% 2028[3]		1,840	1,821
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[11,16]		2,000	2,070
Spirit AeroSystems, Inc. 7.50% 2025[3]		1,640	1,663
TransDigm, Inc. 6.25% 2026[3]		4,700	4,682
Union Pacific Corp. 2.80% 2032		4,500	4,051
Union Pacific Corp. 2.95% 2052		1,823	1,400
Union Pacific Corp. 3.95% 2059		4,500	4,020
United Airlines Holdings, Inc. 6.50% 2027[3]		3,795	3,875
United Airlines, Inc. 4.375% 2026[3]		1,080	1,044
United Airlines, Inc. 4.625% 2029[3]		875	804
United Rentals, Inc. 4.875% 2028		6,000	5,845
United Rentals, Inc. 4.00% 2030		1,000	896
United Rentals, Inc. 5.25% 2030		1,000	971
United Technologies Corp. 3.125% 2027		12,375	12,017
			180,964

Consumer staples 0.10%
7-Eleven, Inc. 0.95% 2026[3]		1,300	1,164
7-Eleven, Inc. 1.80% 2031[3]		3,540	2,865
7-Eleven, Inc. 2.50% 2041[3]		2,360	1,700
7-Eleven, Inc. 2.80% 2051[3]		3,195	2,214
Albertsons Companies, Inc. 3.25% 2026[3]		1,000	914
Albertsons Companies, Inc. 4.625% 2027[3]		4,000	3,751
Albertsons Companies, Inc. 5.875% 2028[3]		1,000	973
Albertsons Companies, Inc. 3.50% 2029[3]		3,000	2,531
Altria Group, Inc. 4.40% 2026		1,173	1,187
Altria Group, Inc. 2.45% 2032		2,000	1,603
Altria Group, Inc. 3.70% 2051		2,360	1,686
Anheuser-Busch InBev NV 4.75% 2029		15,000	15,453
Anheuser-Busch InBev NV 4.60% 2048		2,500	2,359
ARAMARK Corp. 6.375% 2025[3]		2,000	2,039
British American Tobacco PLC 3.557% 2027		7,650	7,141
British American Tobacco PLC 4.70% 2027		7,862	7,804
British American Tobacco PLC 4.448% 2028		3,000	2,893
British American Tobacco PLC 4.742% 2032		1,000	939
British American Tobacco PLC 4.39% 2037		1,300	1,108
British American Tobacco PLC 3.734% 2040		4,640	3,473
British American Tobacco PLC 4.54% 2047		3,138	2,492
British American Tobacco PLC 4.758% 2049		2,361	1,930
British American Tobacco PLC 5.65% 2052		713	648
Conagra Brands, Inc. 5.30% 2038		739	737
Kraft Heinz Company 3.00% 2026		2,072	1,982
Kraft Heinz Company 3.875% 2027		2,795	2,737
Kraft Heinz Company 3.75% 2030		1,000	952
Kraft Heinz Company 5.20% 2045		8,000	7,842
Kraft Heinz Company 4.375% 2046		5,000	4,388
Kraft Heinz Company 5.50% 2050		2,177	2,198
MARB BondCo PLC 3.95% 2031[3]		1,677	1,396
NBM US Holdings, Inc. 6.625% 2029[3]		3,000	3,067
Philip Morris International, Inc. 1.75% 2030		1,000	818
Reckitt Benckiser Group PLC 2.375% 2022[3]		2,870	2,872
Reckitt Benckiser Treasury Services PLC 2.75% 2024[3]		2,215	2,186
Reynolds American, Inc. 4.45% 2025		7,045	7,104
Reynolds American, Inc. 5.85% 2045		640	598
TreeHouse Foods, Inc. 4.00% 2028		725	592
			108,336

Information technology 0.10%
Analog Devices, Inc. 1.70% 2028		1,350	1,184
Analog Devices, Inc. 2.10% 2031		2,576	2,222
Black Knight, Inc. 3.625% 2028[3]		3,880	3,604
Booz Allen Hamilton, Inc. 3.875% 2028[3]		1,125	1,038

22	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Booz Allen Hamilton, Inc. 4.00% 2029[3]	USD	1,505	$1,390
Broadcom, Inc. 4.00% 2029[3]		1,006	961
Broadcom, Inc. 4.75% 2029		5,000	5,002
Broadcom, Inc. 4.15% 2030		3,000	2,845
Broadcom, Inc. 2.45% 2031[3]		2,905	2,424
Broadcom, Inc. 4.15% 2032[3]		1,054	979
Broadcom, Inc. 2.60% 2033[3]		2,990	2,405
Broadcom, Inc. 3.50% 2041[3]		2,338	1,821
Broadcom, Inc. 3.75% 2051[3]		1,203	924
CommScope Finance LLC 6.00% 2026[3]		1,000	945
Entegris Escrow Corp. 4.75% 2029[3]		6,925	6,684
Fidelity National Information Services, Inc. 3.10% 2041		212	166
Gartner, Inc. 4.50% 2028[3]		3,600	3,455
Gartner, Inc. 3.625% 2029[3]		2,000	1,793
Global Payments, Inc. 2.90% 2031		937	805
Lenovo Group, Ltd. 5.875% 2025		38,190	39,825
Oracle Corp. 2.875% 2031		7,108	6,038
Oracle Corp. 3.60% 2050		2,500	1,802
Oracle Corp. 3.95% 2051		3,029	2,306
ServiceNow, Inc. 1.40% 2030		4,090	3,284
Square, Inc. 2.75% 2026[3]		3,000	2,739
Square, Inc. 3.50% 2031[3]		6,500	5,454
Unisys Corp. 6.875% 2027[3]		1,000	1,005
VeriSign, Inc. 2.70% 2031		625	540
			103,640

Materials 0.07%
Alcoa Nederland Holding BV 4.125% 2029[3]		2,000	1,875
Anglo American Capital PLC 2.625% 2030[3]		2,819	2,403
Anglo American Capital PLC 3.95% 2050[3]		803	656
Arconic Corp. 6.00% 2025[3]		2,000	2,012
Axalta Coating Systems, LLC 4.75% 2027[3]		3,675	3,496
Braskem Idesa SAPI 7.45% 2029[3]		2,002	1,878
Braskem SA 5.875% 2050[3]		2,500	2,240
Canpack SA / Canpack US, LLC 3.875% 2029[3]		5,950	5,118
Cleveland-Cliffs, Inc. 6.75% 2026[3]		3,000	3,148
Cleveland-Cliffs, Inc. 5.875% 2027		1,000	996
Dow Chemical Co. 5.55% 2048		2,500	2,738
FMG Resources 4.375% 2031[3]		1,500	1,329
Freeport-McMoRan, Inc. 4.25% 2030		1,000	942
Graphic Packaging International, Inc. 3.50% 2028[3]		5,000	4,508
International Flavors & Fragrances, Inc. 2.30% 2030[3]		2,600	2,184
LYB International Finance III, LLC 4.20% 2050		2,000	1,746
LYB International Finance III, LLC 3.625% 2051		4,001	3,221
Mercer International, Inc. 5.125% 2029		1,325	1,233
Methanex Corp. 5.125% 2027		5,430	5,219
Methanex Corp. 5.25% 2029		2,000	1,903
Mineral Resources, Ltd. 8.00% 2027[3]		1,075	1,072
Mineral Resources, Ltd. 8.125% 2027[3]		1,000	1,017
Mosaic Co. 4.25% 2023		1,700	1,721
Nova Chemicals Corp. 4.875% 2024[3]		1,500	1,481
Nova Chemicals Corp. 5.25% 2027[3]		4,840	4,592
Nova Chemicals Corp. 4.25% 2029[3]		3,500	3,034
Novelis Corp. 3.875% 2031[3]		1,000	859
Olin Corp. 5.125% 2027		1,000	992
Olin Corp. 5.00% 2030		1,850	1,751
Sealed Air Corp. 5.00% 2029[3]		1,000	994
Sherwin-Williams Company 3.45% 2027		5,851	5,680
South32 Treasury USA 4.35% 2032[3]		1,246	1,203
Valvoline, Inc. 3.625% 2031[3]		2,290	1,865
Westlake Chemical Corp. 5.00% 2046		1,985	1,968
Westlake Chemical Corp. 4.375% 2047		415	378
			77,452

Capital Income Builder	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate 0.06%
American Campus Communities, Inc. 3.875% 2031	USD	1,240	$1,256
American Tower Corp. 2.30% 2031		1,000	815
American Tower Corp. 2.70% 2031		1,783	1,499
American Tower Corp. 4.05% 2032		646	607
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[3]		980	861
Equinix, Inc. 2.90% 2026		6,572	6,212
Equinix, Inc. 3.90% 2032		2,000	1,878
FibraSOMA 4.375% 2031[3]		2,753	2,225
Forestar Group, Inc. 5.00% 2028[3]		2,000	1,811
Gaming and Leisure Properties, Inc. 4.00% 2030		2,500	2,329
Hospitality Properties Trust 4.50% 2023		2,990	2,920
Hospitality Properties Trust 4.50% 2025		1,965	1,781
Hospitality Properties Trust 7.50% 2025		906	905
Hospitality Properties Trust 3.95% 2028		4,150	3,296
Howard Hughes Corp. 5.375% 2028[3]		8,675	8,421
Howard Hughes Corp. 4.375% 2031[3]		825	735
Iron Mountain, Inc. 4.875% 2027[3]		1,000	956
Iron Mountain, Inc. 5.00% 2028[3]		2,410	2,286
Iron Mountain, Inc. 4.875% 2029[3]		3,085	2,832
Iron Mountain, Inc. 4.50% 2031[3]		955	820
Kennedy-Wilson Holdings, Inc. 4.75% 2029		2,150	1,986
Kennedy-Wilson Holdings, Inc. 5.00% 2031		1,125	1,017
Ladder Capital Corp. 5.25% 2025[3]		1,000	984
RLJ Lodging Trust, LP 3.75% 2026[3]		2,000	1,852
Sun Communities Operating LP 2.30% 2028		1,006	883
Sun Communities Operating LP 2.70% 2031		3,703	3,157
Sun Communities Operating LP 4.20% 2032		8,647	8,197
Westfield Corp., Ltd. 3.50% 2029[3]		2,083	1,908
			64,429

Collateralized mortgage-backed obligations 0.01%
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,3,6]		6,473	6,042

Total corporate bonds, notes & loans			2,748,136

Asset-backed obligations 0.54%
Aesop Funding LLC, Series 2019-2A, Class D, 3.04% 2025[3,10]		5,000	4,698
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,10]		12,814	12,248
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,10]		8,090	7,581
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[3,10]		1,383	1,324
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,10]		215	214
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[3,10]		2,000	1,946
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[3,10]		2,000	1,948
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[3,10]		452	379
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[3,10]		2,928	2,650
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[3,10]		506	444
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,10]		36,599	33,981
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,10]		5,906	5,288
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,10]		1,215	1,133
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,10]		226	203
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,10]		27,444	25,020
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[3,10]		298	283
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[3,10]		550	522
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[3,10]		631	580
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[3,10]		842	773
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,10]		6,688	6,683
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 0.744% 2035[10,11]		28	26
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.694% 2036[10,11]		1,706	1,595
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.694% 2037[10,11]		1,970	1,877
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.704% 2037[10,11]		4,402	4,171
Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44% 2024[10]		5,440	5,439

24	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[10]	USD	6,757	$6,723
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,10]		5,710	5,656
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,10]		7,877	7,177
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,10]		22,965	23,110
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[3,10]		9,089	8,719
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,10]		40,645	40,358
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,10]		56,037	52,530
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,10]		5,259	4,771
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,10]		2,416	2,409
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,10]		1,256	1,171
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[3,10]		345	329
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[1,3,6,10]		1,780	1,734
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[3,10]		13,004	12,232
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[3,10]		4,878	4,590
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[3,10]		779	734
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[3,10]		14,098	12,629
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[3,10]		5,267	4,768
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[3,10]		826	750
Hertz Vehicle Financing, LLC, Series 2022-1A, Class C, 2.63% 2026[3,10]		1,164	1,091
Hertz Vehicle Financing, LLC, Series 2022-2A, Class C, 2.95% 2028[3,10]		2,012	1,810
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[3,10]		2,718	2,528
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,10]		18,618	17,524
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[3,10]		1,334	1,212
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 2046[3,10]		909	757
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 1.334% 2062[3,10,11]		27,076	26,767
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,10]		22,192	20,570
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[3,10]		52,099	48,132
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 2062[3,10]		1,328	1,155
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 2062[3,10]		1,889	1,651
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[3,10]		93,915	84,405
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 2061[3,10]		3,500	3,174
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[3,10]		7,425	7,060
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[3,10]		5,757	5,402
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[10]		1,081	1,068
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[3,10]		6,603	6,002
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[3,10]		724	659
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2033[3,10]		1,300	1,189
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[3,10]		2,393	2,257
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[3,10]		347	320
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[3,10]		1,013	951
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[3,10]		5,335	4,994
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[3,10,11]		19,538	17,841
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[3,10]		1,731	1,581
Triton Container Finance VIII LLC, Series 2020-1, Class B, 3.74% 2045[3,10]		692	641
			572,137

Bonds & notes of governments & government agencies outside the U.S. 0.10%
Dominican Republic 4.50% 2030[3]		401	347
Dominican Republic 6.00% 2033[3]		510	465
Dominican Republic 5.30% 2041[3]		571	452
Dominican Republic 5.875% 2060[3]		700	534
Panama (Republic of) 4.50% 2056		2,585	2,208
Panama (Republic of) 4.50% 2063		690	574
Peru (Republic of) 2.783% 2031		19,165	16,652
Peru (Republic of) 2.78% 2060		2,950	1,917
Peru (Republic of) 3.23% 2121		3,600	2,298
Portuguese Republic 5.125% 2024		41,500	43,327
Qatar (State of) 4.50% 2028[3]		7,070	7,455
Qatar (State of) 5.103% 2048[3]		4,800	5,354
Romania 3.50% 2034	EUR	1,770	1,553
Saudi Arabia (Kingdom of) 3.628% 2027[3]	USD	5,000	5,032
Saudi Arabia (Kingdom of) 3.625% 2028[3]		11,435	11,435
United Mexican States 5.00% 2051		2,370	2,113
United Mexican States 3.75% 2071		1,760	1,216
			102,932

Capital Income Builder	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 0.04%
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	USD	1,580	$1,373

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033		22,485	23,023

Ohio 0.01%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031		4,915	4,663
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 2023		610	606
			5,269

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		8,155	6,702

Washington 0.00%
Energy Northwest, Electric Rev. Bonds (Columbia Generating Station), Series 2015-B, 2.814% 2024		1,185	1,182

Total municipals			37,549

Federal agency bonds & notes 0.04%
Fannie Mae 2.125% 2026[8]		37,230	36,050

Total bonds, notes & other debt instruments (cost: $19,176,903,000)			18,499,005

Short-term securities 7.66%		Shares
Money market investments 6.90%
Capital Group Central Cash Fund 0.32%[5,17]		72,567,637	7,256,764

Money market investments purchased with collateral from securities on loan 0.76%
Capital Group Central Cash Fund 0.32%[5,17,18]		2,413,018	241,302
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.32%[17,18]		152,800,000	152,800
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.31%[17,18]		128,600,000	128,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.35%[17,18]		98,358,875	98,359
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.30%[17,18]		80,400,000	80,400
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%[17,18]		80,400,000	80,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.21%[17,18]		14,400,000	14,400
Fidelity Investments Money Market Government Portfolio, Class I 0.15%[17,18]		8,000,000	8,000
			804,261

Total short-term securities (cost: $8,060,732,000)			8,061,025
Total investment securities 103.60% (cost: $91,393,425,000)			109,038,065
Other assets less liabilities (3.60)%			(3,784,061)

Net assets 100.00%			$105,254,004

26	Capital Income Builder

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 4/30/2022 (000)
90 Day Euro Dollar Futures	Long	9,390	September 2022	USD	2,282,709	$(50,579)
2 Year U.S. Treasury Note Futures	Long	5,039	June 2022		1,062,284	(8,117)
5 Year U.S. Treasury Note Futures	Long	13,663	June 2022		1,539,436	(56,995)
10 Year Ultra U.S. Treasury Note Futures	Long	635	June 2022		81,915	(5,486)
10 Year U.S. Treasury Note Futures	Short	3,023	June 2022		(360,209)	22,149
20 Year U.S. Treasury Bond Futures	Long	1,033	June 2022		145,330	(14,006)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,458	June 2022		554,793	(81,519)
						$(194,553)

Forward currency contracts

Contract amount						Unrealized appreciation
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 4/30/2022 (000)
USD	417	EUR	380	JPMorgan Chase	5/9/2022	$16

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		4/30/2022 (000)	paid (000)	at 4/30/2022 (000)
3-month USD-LIBOR	Quarterly	0.619%	Semi-annual	12/20/2029	USD	739,000	$119,432	$382	$119,050
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050		187,800	73,081	—	73,081
							$192,513	$382	$192,131

Investments in affiliates5

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Common stocks 2.24%
Financials 0.05%
Patria Investments, Ltd., Class A	$—	$57,709	$—	$—	$(906)	$56,803	$557	$—
Real estate 1.89%
VICI Properties, Inc. REIT	1,062,571	567,258	—	—	100,449	1,730,278	32,213	—
TAG Immobilien AG1	275,804	—	46,480	(5,129)	(72,850)	151,345	—	—
Powergrid Infrastructure Investment Trust[1]	95,526	—	—	—	12,030	107,556	5,948	—
						1,989,179
Industrials 0.30%
Trinity Industries, Inc.	216,322	—	—	—	(2,391)	213,931	3,548	—
Ventia Services Group Pty, Ltd.[1,2]	—	60,562	—	—	37,940	98,502	519	—
BOC Aviation, Ltd.[1,19]	313,999	—	104,512	(10,644)	(22,295)	—	—	—
						312,433
Total common stocks						2,358,415

Capital Income Builder	27

Investments in affiliates5 (continued)

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)		Capital gain distributions received (000)
Investment funds 2.55%
Capital Group Central Corporate Bond Fund	$3,057,906	$107,628	$50,000	$(480)	$(435,447)	$2,679,607	$37,020		$26,816
Short-term securities 7.13%
Money market investments 6.90%
Capital Group Central Cash Fund 0.32%[17]	5,194,573	8,029,782	5,967,520	(29)	(42)	7,256,764	4,680		—
Money market investments purchased with collateral from securities on loan 0.23%
Capital Group Central Cash Fund 0.32%[17,18]	351	240,95120				241,302	—	[21]	—
Total short-term securities						7,498,066
Total 11.92%				$(16,282)	$(383,512)	$12,536,088	$84,485		$26,816

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $26,464,267,000, which represented 25.14% of the net assets of the fund. This amount includes $26,410,720,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	All or a portion of this security was on loan. The total value of all such securities was $777,974,000, which represented .74% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,438,917,000, which represented 2.32% of the net assets of the fund.
[4]	Security did not produce income during the last 12 months.
[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Value determined using significant unobservable inputs.
[7]	Amount less than one thousand.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $133,107,000, which represented .13% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Purchased on a TBA basis.
[13]	Step bond; coupon rate may change at a later date.
[14]	Scheduled interest and/or principal payment was not received.
[15]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[16]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,088,000, which represented .01% of the net assets of the fund.
[17]	Rate represents the seven-day yield at 4/30/2022.
[18]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[19]	Affiliated issuer during the reporting period but no longer an affiliate at 4/30/2022. Refer to the investment portfolio for the security value at 4/30/2022.
[20]	Represents net activity. Refer to Note 5 for more information on securities lending.
[21]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CDI = CREST Depository Interest

CME = CME Group

CMT = Constant Maturity Treasury

DAC = Designated Activity Company

EUR = Euros

Fac. = Facility

Facs. = Facilities

G.O. = General Obligation

GBP = British pounds

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

Ref. = Refunding

Rev. = Revenue

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

See notes to financial statements.

28	Capital Income Builder

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2022	(dollars in thousands)

Assets:
Investment securities, at value (includes $777,974 of investment securities on loan):
Unaffiliated issuers (cost: $78,812,203)	$96,501,977
Affiliated issuers (cost: $12,581,222)	12,536,088	$109,038,065
Cash		3,737
Cash denominated in currencies other than U.S. dollars (cost: $27,245)		27,256
Unrealized appreciation on open forward currency contracts		16
Receivables for:
Sales of investments	3,626,776
Sales of fund’s shares	67,972
Dividends and interest	490,952
Securities lending income	252
Variation margin on futures contracts	614
Variation margin on centrally cleared swap contracts	2,169	4,188,735
		113,257,809
Liabilities:
Collateral for securities on loan		804,261
Payables for:
Purchases of investments	7,016,944
Repurchases of fund’s shares	52,639
Investment advisory services	20,592
Services provided by related parties	20,839
Trustees’ deferred compensation	2,388
Variation margin on futures contracts	8,375
Variation margin on centrally cleared swap contracts	34
Other	77,733	7,199,544
Net assets at April 30, 2022		$105,254,004

Net assets consist of:
Capital paid in on shares of beneficial interest		$87,448,587
Total distributable earnings		17,805,417
Net assets at April 30, 2022		$105,254,004

See notes to financial statements.

Capital Income Builder	29

Financial statements (continued)

Statement of assets and liabilities
at April 30, 2022 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,602,983 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$64,218,979	977,927		$65.67
Class C	1,770,020	26,891		65.82
Class T	11	—	*	65.65
Class F-1	2,349,504	35,779		65.67
Class F-2	13,131,072	200,133		65.61
Class F-3	5,147,772	78,412		65.65
Class 529-A	2,403,474	36,614		65.64
Class 529-C	97,118	1,476		65.81
Class 529-E	68,675	1,046		65.67
Class 529-T	13	—	*	65.66
Class 529-F-1	12	—	*	65.63
Class 529-F-2	161,749	2,463		65.68
Class 529-F-3	12	—	*	65.66
Class R-1	64,003	974		65.72
Class R-2	384,627	5,855		65.69
Class R-2E	42,872	656		65.37
Class R-3	689,544	10,499		65.68
Class R-4	497,650	7,580		65.65
Class R-5E	81,489	1,243		65.56
Class R-5	282,411	4,299		65.69
Class R-6	13,862,997	211,136		65.66

*Amount less than one thousand.

See notes to financial statements.

30	Capital Income Builder

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $87,883; also includes $84,485 from affiliates)	$1,678,865
Interest	234,372
Securities lending income (net of fees)	1,127	$1,914,364
Fees and expenses*:
Investment advisory services	119,708
Distribution services	106,704
Transfer agent services	35,231
Administrative services	16,382
529 plan services	806
Reports to shareholders	1,105
Registration statement and prospectus	816
Trustees’ compensation	302
Auditing and legal	66
Custodian	2,103
Other	101	283,324
Net investment income		1,631,040

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $4,617):
Unaffiliated issuers	2,007,228
Affiliated issuers	(16,282)
Futures contracts	(76,864)
Forward currency contracts	28
Swap contracts	85,823
Currency transactions	(320)
Capital gain distributions received from affiliated issuers	26,816	2,026,429
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $53,149):
Unaffiliated issuers	(6,311,645)
Affiliated issuers	(383,512)
Futures contracts	(185,684)
Forward currency contracts	12
Swap contracts	94,142
Currency translations	(10,310)	(6,796,997)
Net realized gain and unrealized depreciation		(4,770,568)

Net decrease in net assets resulting from operations		$(3,139,528)

*Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

Capital Income Builder	31

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$1,631,040	$3,399,362
Net realized gain	2,026,429	3,150,917
Net unrealized (depreciation) appreciation	(6,796,997)	17,014,248
Net (decrease) increase in net assets resulting from operations	(3,139,528)	23,564,527

Distributions paid to shareholders	(2,301,605)	(3,013,431)

Net capital share transactions	628,632	(3,572,504)

Total (decrease) increase in net assets	(4,812,501)	16,978,592

Net assets:
Beginning of period	110,066,505	93,087,913
End of period	$105,254,004	$110,066,505

*Unaudited.

See notes to financial statements.

32	Capital Income Builder

Notes to financial statements	unaudited

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Capital Income Builder	33

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

34	Capital Income Builder

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of April 30, 2022 (dollars in thousands):

Capital Income Builder	35

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$8,450,596	$5,475,714	$66		$13,926,376
Consumer staples	6,529,880	4,296,914	—		10,826,794
Information technology	7,509,068	2,095,342	—		9,604,410
Health care	6,125,449	2,627,868	—		8,753,317
Real estate	6,074,933	1,344,135	—		7,419,068
Utilities	4,088,920	3,214,342	—		7,303,262
Industrials	3,634,972	2,309,668	—		5,944,640
Energy	4,729,418	894,994	—	*	5,624,412
Communication services	2,027,126	1,597,408	—		3,624,534
Materials	1,847,052	1,419,226	—		3,266,278
Consumer discretionary	1,512,399	1,115,967	—		2,628,366
Preferred securities	—	74,789	—		74,789
Rights & warrants	486	—	—		486
Convertible stocks	801,696	—	—		801,696
Investment funds	2,679,607	—	—		2,679,607
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	9,506,544	—		9,506,544
Mortgage-backed obligations	—	5,494,809	848		5,495,657
Corporate bonds, notes & loans	—	2,742,094	6,042		2,748,136
Asset-backed obligations	—	570,403	1,734		572,137
Bonds & notes of governments & government agencies outside the U.S.	—	102,932	—		102,932
Municipals	—	37,549	—		37,549
Federal agency bonds & notes	—	36,050	—		36,050
Short-term securities	8,061,025	—	—		8,061,025
Total	$64,072,627	$44,956,748	$8,690		$109,038,065

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$22,149	$—	$—	$22,149
Unrealized appreciation on open forward currency contracts	—	16	—	16
Unrealized appreciation on centrally cleared interest rate swaps	—	192,131	—	192,131
Liabilities:
Unrealized depreciation on futures contracts	(216,702)	—	—	(216,702)
Total	$(194,553)	$192,147	$—	$(2,406)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in

36	Capital Income Builder

securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below

Capital Income Builder	37

preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2022, the total value of securities on loan was $777,974,000, and the total value of collateral received was $814,014,000. Collateral received includes cash of $804,261,000 and U.S. government securities of $9,753,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of April 30, 2022, the fund’s maximum exposure of unfunded bond commitments was $407,000, which would represent less than .01% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $5,572,514,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s

38	Capital Income Builder

exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $440,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $3,161,050,000.

Capital Income Builder	39

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the six months ended, April 30, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$22,149	Unrealized depreciation*	$216,702
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	16	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation*	192,131	Unrealized depreciation*	—
			$214,296		$216,702

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(76,864)	Net unrealized depreciation on futures contracts	$(185,684)
Forward currency	Currency	Net realized gain on forward currency contracts	28	Net unrealized appreciation on forward currency contracts	12
Swap	Interest	Net realized gain on swap contracts	85,823	Net unrealized appreciation on swap contracts	94,142
			$8,987		$(91,530)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

40	Capital Income Builder

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2022, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
JPMorgan Chase	$16	$—	$—	$—	$16

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2022, the fund recognized $333,000 in reclaims (net of $756,000 in fees and the effect of realized gain or loss from currency translations) and $75,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,095,973
Capital loss carryforward*	(1,492,761)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Capital Income Builder	41

As of April 30, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$21,955,279
Gross unrealized depreciation on investments	(5,029,244)
Net unrealized appreciation on investments	16,926,035
Cost of investments	92,109,242

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2022		Year ended October 31, 2021
Class A	$1,388,291		$1,803,887
Class C	32,900		43,976
Class T	—	†	—	†
Class F-1	51,063		81,851
Class F-2	290,328		361,167
Class F-3	118,537		151,534
Class 529-A	51,634		67,657
Class 529-C	1,791		2,541
Class 529-E	1,414		1,904
Class 529-T	—	†	—	†
Class 529-F-1	—	†	1
Class 529-F-2	3,490		4,131
Class 529-F-3	—	†	—	†
Class R-1	1,127		1,372
Class R-2	6,879		8,487
Class R-2E	828		1,045
Class R-3	13,967		18,347
Class R-4	10,994		14,759
Class R-5E	1,719		2,032
Class R-5	6,657		9,247
Class R-6	319,986		439,493
Total	$2,301,605		$3,013,431

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2022, the investment advisory services fees were $119,708,000, which were equivalent to an annualized rate of 0.219% of average daily net assets.

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Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2022, the 529 plan services fees were $806,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

Capital Income Builder	43

For the six months ended April 30, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$85,902	$23,465		$10,031		Not applicable
Class C	9,669	686		290		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	3,083	1,661		373		Not applicable
Class F-2	Not applicable	6,781		1,998		Not applicable
Class F-3	Not applicable	20		795		Not applicable
Class 529-A	2,872	793		375		$709
Class 529-C	531	35		16		30
Class 529-E	180	10		11		21
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	32		24		46
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	336	30		10		Not applicable
Class R-2	1,520	702		61		Not applicable
Class R-2E	134	46		7		Not applicable
Class R-3	1,817	533		109		Not applicable
Class R-4	660	257		79		Not applicable
Class R-5E	Not applicable	61		12		Not applicable
Class R-5	Not applicable	65		45		Not applicable
Class R-6	Not applicable	54		2,146		Not applicable
Total class-specific expenses	$106,704	$35,231		$16,382		$806

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $302,000 in the fund’s statement of operations reflects $335,000 in current fees (either paid in cash or deferred) and a net decrease of $33,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $589,575,000 and $722,447,000, respectively, which generated $109,997,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2022.

44	Capital Income Builder

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$2,017,536	29,305	$1,355,338		20,080		$(3,463,280)	(50,389)	$(90,406)	(1,004)
Class C	99,278	1,438	32,541		480		(317,288)	(4,597)	(185,469)	(2,679)
Class T	—	—	—		—		—	—	—	—
Class F-1	43,987	640	50,279		745		(177,695)	(2,587)	(83,429)	(1,202)
Class F-2	1,600,954	23,267	279,286		4,145		(1,250,770)	(18,220)	629,470	9,192
Class F-3	532,778	7,734	116,654		1,730		(510,762)	(7,411)	138,670	2,053
Class 529-A	109,366	1,587	51,617		765		(167,673)	(2,430)	(6,690)	(78)
Class 529-C	9,663	140	1,789		27		(26,289)	(380)	(14,837)	(213)
Class 529-E	3,006	44	1,414		21		(7,274)	(106)	(2,854)	(41)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	22,250	323	3,489		52		(10,742)	(156)	14,997	219
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	8,593	126	1,127		17		(11,120)	(162)	(1,400)	(19)
Class R-2	35,864	521	6,866		101		(57,326)	(829)	(14,596)	(207)
Class R-2E	4,700	68	828		12		(6,233)	(90)	(705)	(10)
Class R-3	60,517	879	13,931		206		(97,425)	(1,413)	(22,977)	(328)
Class R-4	51,002	739	10,992		162		(86,196)	(1,247)	(24,202)	(346)
Class R-5E	13,734	199	1,719		26		(8,112)	(118)	7,341	107
Class R-5	20,232	294	6,644		98		(38,787)	(562)	(11,911)	(170)
Class R-6	533,949	7,775	319,981		4,746		(556,300)	(8,048)	297,630	4,473
Total net increase (decrease)	$5,167,409	75,079	$2,254,495		33,413		$(6,793,272)	(98,745)	$628,632	9,747

See end of table for footnotes.

Capital Income Builder	45

	Sales*			Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$4,147,577	62,401		$1,761,839		26,703		$(7,428,785)	(112,837)	$(1,519,369)	(23,733)
Class C	180,636	2,719		43,493		661		(700,412)	(10,587)	(476,283)	(7,207)
Class T	—	—		—		—		—	—	—	—
Class F-1	88,375	1,338		79,389		1,209		(1,280,260)	(19,239)	(1,112,496)	(16,692)
Class F-2	2,865,178	43,285		346,551		5,249		(2,435,458)	(36,912)	776,271	11,622
Class F-3	972,972	14,726		148,683		2,250		(873,388)	(13,220)	248,267	3,756
Class 529-A	206,621	3,129		67,639		1,026		(381,089)	(5,771)	(106,829)	(1,616)
Class 529-C	20,204	306		2,540		39		(59,112)	(895)	(36,368)	(550)
Class 529-E	6,284	96		1,904		29		(15,747)	(238)	(7,559)	(113)
Class 529-T	—	—		—	†	—	†	—	—	— †	— †
Class 529-F-1	10	—	†	—	†	—	†	(40)	(1)	(30)	(1)
Class 529-F-2	37,248	564		4,129		62		(22,175)	(335)	19,202	291
Class 529-F-3	—	—		—	†	—	†	—	—	— †	— †
Class R-1	7,665	115		1,372		21		(15,342)	(232)	(6,305)	(96)
Class R-2	63,887	964		8,476		129		(114,272)	(1,735)	(41,909)	(642)
Class R-2E	10,256	157		1,045		16		(14,070)	(214)	(2,769)	(41)
Class R-3	108,167	1,635		18,303		278		(197,768)	(2,997)	(71,298)	(1,084)
Class R-4	89,575	1,350		14,697		223		(134,980)	(2,051)	(30,708)	(478)
Class R-5E	26,235	400		2,032		31		(17,407)	(264)	10,860	167
Class R-5	33,764	507		9,235		140		(67,194)	(1,027)	(24,195)	(380)
Class R-6	2,287,607	34,864		439,177		6,669		(3,917,770)	(58,748)	(1,190,986)	(17,215)
Total net increase (decrease)	$11,152,261	168,556		$2,950,504		44,735		$(17,675,269)	(267,303)	$(3,572,504)	(54,012)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,752,547,000 and $32,527,765,000, respectively, during the six months ended April 30, 2022.

46	Capital Income Builder

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
4/30/2022[5,6]	$69.09	$1.00	$(2.99)	$(1.99)	$(1.43)	$—	$(1.43)	$65.67	(2.93)%[7]	$64,219		.58%[8]		.58%[8]		2.92%[8]
10/31/2021	56.52	2.07	12.33	14.40	(1.83)	—	(1.83)	69.09	25.67	67,634		.59		.59		3.12
10/31/2020	61.99	1.96	(4.74)	(2.78)	(2.09)	(.60)	(2.69)	56.52	(4.55)	56,666		.61		.61		3.31
10/31/2019	58.01	1.94	4.18	6.12	(2.14)	—	(2.14)	61.99	10.79	65,201		.60		.60		3.23
10/31/2018	62.81	1.95	(3.81)	(1.86)	(2.15)	(.79)	(2.94)	58.01	(3.16)	63,346		.58		.58		3.18
10/31/2017	57.48	2.07	5.29	7.36	(2.03)	—	(2.03)	62.81	13.00	71,498		.59		.59		3.43
Class C:
4/30/2022[5,6]	69.23	.74	(2.99)	(2.25)	(1.16)	—	(1.16)	65.82	(3.29)[7]	1,770		1.33	[8]	1.33	[8]	2.16	[8]
10/31/2021	56.63	1.57	12.36	13.93	(1.33)	—	(1.33)	69.23	24.72	2,047		1.34		1.34		2.37
10/31/2020	62.07	1.52	(4.73)	(3.21)	(1.63)	(.60)	(2.23)	56.63	(5.26)	2,083		1.35		1.35		2.55
10/31/2019	58.07	1.48	4.19	5.67	(1.67)	—	(1.67)	62.07	9.95	3,401		1.36		1.36		2.47
10/31/2018	62.86	1.47	(3.83)	(2.36)	(1.64)	(.79)	(2.43)	58.07	(3.94)	3,889		1.37		1.37		2.39
10/31/2017	57.51	1.59	5.30	6.89	(1.54)	—	(1.54)	62.86	12.12	5,065		1.39		1.39		2.64
Class T:
4/30/2022[5,6]	69.08	1.08	(2.99)	(1.91)	(1.52)	—	(1.52)	65.65	(2.82)[7,9]	—	[10]	.32	[8,9]	.32	[8,9]	3.17	[8,9]
10/31/2021	56.52	2.23	12.33	14.56	(2.00)	—	(2.00)	69.08	25.96 [9]	—	[10]	.34	[9]	.34	[9]	3.37	[9]
10/31/2020	62.00	2.11	(4.75)	(2.64)	(2.24)	(.60)	(2.84)	56.52	(4.31)[9]	—	[10]	.35	[9]	.35	[9]	3.57	[9]
10/31/2019	58.02	2.08	4.18	6.26	(2.28)	—	(2.28)	62.00	11.06 [9]	—	[10]	.36	[9]	.36	[9]	3.48	[9]
10/31/2018	62.83	2.09	(3.83)	(1.74)	(2.28)	(.79)	(3.07)	58.02	(2.96)[9]	—	[10]	.36	[9]	.36	[9]	3.40	[9]
10/31/2017[5,11]	59.80	1.26	2.83	4.09	(1.06)	—	(1.06)	62.83	6.87 [7,9]	—	[10]	.38	[8,9]	.38	[8,9]	3.59	[8,9]
Class F-1:
4/30/2022[5,6]	69.09	.98	(2.99)	(2.01)	(1.41)	—	(1.41)	65.67	(2.96)[7]	2,349		.64	[8]	.64	[8]	2.86	[8]
10/31/2021	56.51	2.02	12.35	14.37	(1.79)	—	(1.79)	69.09	25.61	2,555		.65		.65		3.06
10/31/2020	61.98	1.93	(4.74)	(2.81)	(2.06)	(.60)	(2.66)	56.51	(4.61)	3,033		.65		.65		3.26
10/31/2019	58.00	1.90	4.18	6.08	(2.10)	—	(2.10)	61.98	10.72	4,013		.66		.66		3.17
10/31/2018	62.81	1.91	(3.83)	(1.92)	(2.10)	(.79)	(2.89)	58.00	(3.26)	3,996		.66		.66		3.11
10/31/2017	57.48	2.02	5.30	7.32	(1.99)	—	(1.99)	62.81	12.92	4,716		.67		.67		3.35
Class F-2:
4/30/2022[5,6]	69.03	1.08	(3.00)	(1.92)	(1.50)	—	(1.50)	65.61	(2.83)[7]	13,131		.36	[8]	.36	[8]	3.16	[8]
10/31/2021	56.47	2.22	12.32	14.54	(1.98)	—	(1.98)	69.03	25.95	13,182		.37		.37		3.34
10/31/2020	61.95	2.09	(4.75)	(2.66)	(2.22)	(.60)	(2.82)	56.47	(4.35)	10,126		.38		.38		3.54
10/31/2019	57.97	2.05	4.19	6.24	(2.26)	—	(2.26)	61.95	11.03	11,155		.39		.39		3.43
10/31/2018	62.78	2.06	(3.82)	(1.76)	(2.26)	(.79)	(3.05)	57.97	(3.00)	9,869		.39		.39		3.37
10/31/2017	57.45	2.18	5.29	7.47	(2.14)	—	(2.14)	62.78	13.22	8,922		.41		.41		3.61
Class F-3:
4/30/2022[5,6]	69.08	1.11	(3.00)	(1.89)	(1.54)	—	(1.54)	65.65	(2.79)[7]	5,148		.26	[8]	.26	[8]	3.25	[8]
10/31/2021	56.50	2.29	12.33	14.62	(2.04)	—	(2.04)	69.08	26.09	5,275		.27		.27		3.45
10/31/2020	61.98	2.15	(4.74)	(2.59)	(2.29)	(.60)	(2.89)	56.50	(4.24)	4,102		.28		.28		3.64
10/31/2019	58.01	2.12	4.17	6.29	(2.32)	—	(2.32)	61.98	11.12	4,401		.29		.29		3.54
10/31/2018	62.81	2.13	(3.82)	(1.69)	(2.32)	(.79)	(3.11)	58.01	(2.88)	3,723		.29		.29		3.47
10/31/2017[5,12]	58.52	1.66	4.27	5.93	(1.64)	—	(1.64)	62.81	10.23 [7]	3,085		.30	[8]	.30	[8]	3.53	[8]
Class 529-A:
4/30/2022[5,6]	69.06	.99	(2.99)	(2.00)	(1.42)	—	(1.42)	65.64	(2.95)[7]	2,403		.61	[8]	.61	[8]	2.90	[8]
10/31/2021	56.49	2.04	12.33	14.37	(1.80)	—	(1.80)	69.06	25.61	2,534		.63		.63		3.08
10/31/2020	61.96	1.93	(4.73)	(2.80)	(2.07)	(.60)	(2.67)	56.49	(4.59)	2,164		.65		.65		3.27
10/31/2019	57.99	1.90	4.17	6.07	(2.10)	—	(2.10)	61.96	10.71	2,306		.66		.66		3.17
10/31/2018	62.79	1.91	(3.82)	(1.91)	(2.10)	(.79)	(2.89)	57.99	(3.24)	2,238		.66		.66		3.11
10/31/2017	57.47	2.02	5.29	7.31	(1.99)	—	(1.99)	62.79	12.91	2,304		.67		.67		3.36

See end of table for footnotes.

Capital Income Builder	47

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
4/30/2022[5,6]	$69.21	$.72	$(2.98)	$(2.26)	$(1.14)	$—	$(1.14)	$65.81	(3.31)%[7]	$97		1.37%[8]		1.37%[8]		2.10%[8]
10/31/2021	56.61	1.55	12.36	13.91	(1.31)	—	(1.31)	69.21	24.70	117		1.37		1.37		2.33
10/31/2020	62.02	1.50	(4.73)	(3.23)	(1.58)	(.60)	(2.18)	56.61	(5.29)	127		1.38		1.38		2.52
10/31/2019	58.03	1.46	4.17	5.63	(1.64)	—	(1.64)	62.02	9.89	375		1.40		1.40		2.44
10/31/2018	62.77	1.43	(3.81)	(2.38)	(1.57)	(.79)	(2.36)	58.03	(3.97)	425		1.42		1.42		2.33
10/31/2017	57.44	1.56	5.29	6.85	(1.52)	—	(1.52)	62.77	12.06	687		1.44		1.44		2.59
Class 529-E:
4/30/2022[5,6]	69.09	.91	(2.99)	(2.08)	(1.34)	—	(1.34)	65.67	(3.06)[7]	69		.84	[8]	.84	[8]	2.66	[8]
10/31/2021	56.51	1.89	12.35	14.24	(1.66)	—	(1.66)	69.09	25.35	75		.85		.85		2.86
10/31/2020	61.98	1.81	(4.75)	(2.94)	(1.93)	(.60)	(2.53)	56.51	(4.80)	68		.86		.86		3.05
10/31/2019	58.00	1.77	4.18	5.95	(1.97)	—	(1.97)	61.98	10.47	82		.88		.88		2.96
10/31/2018	62.79	1.77	(3.81)	(2.04)	(1.96)	(.79)	(2.75)	58.00	(3.45)	84		.88		.88		2.88
10/31/2017	57.47	1.88	5.29	7.17	(1.85)	—	(1.85)	62.79	12.65	95		.90		.90		3.13
Class 529-T:
4/30/2022[5,6]	69.08	1.07	(2.99)	(1.92)	(1.50)	—	(1.50)	65.66	(2.82)[7,9]	—	[10]	.36	[8,9]	.36	[8,9]	3.14	[8,9]
10/31/2021	56.52	2.19	12.33	14.52	(1.96)	—	(1.96)	69.08	25.89 [9]	—	[10]	.40	[9]	.40	[9]	3.31	[9]
10/31/2020	62.00	2.08	(4.75)	(2.67)	(2.21)	(.60)	(2.81)	56.52	(4.37)[9]	—	[10]	.41	[9]	.41	[9]	3.51	[9]
10/31/2019	58.02	2.04	4.19	6.23	(2.25)	—	(2.25)	62.00	10.99 [9]	—	[10]	.42	[9]	.42	[9]	3.41	[9]
10/31/2018	62.82	2.04	(3.81)	(1.77)	(2.24)	(.79)	(3.03)	58.02	(3.01)[9]	—	[10]	.42	[9]	.42	[9]	3.33	[9]
10/31/2017[5,11]	59.80	1.24	2.83	4.07	(1.05)	—	(1.05)	62.82	6.84 [7,9]	—	[10]	.42	[8,9]	.42	[8,9]	3.55	[8,9]
Class 529-F-1:
4/30/2022[5,6]	69.05	1.04	(2.99)	(1.95)	(1.47)	—	(1.47)	65.63	(2.87)[7,9]	—	[10]	.45	[8,9]	.45	[8,9]	3.06	[8,9]
10/31/2021	56.50	2.10	12.39	14.49	(1.94)	—	(1.94)	69.05	25.84 [9]	—	[10]	.44	[9]	.44	[9]	3.17	[9]
10/31/2020	61.97	2.08	(4.74)	(2.66)	(2.21)	(.60)	(2.81)	56.50	(4.36)[9]	—	[10]	.41	[9]	.41	[9]	3.51	[9]
10/31/2019	58.00	2.04	4.17	6.21	(2.24)	—	(2.24)	61.97	10.98	115		.42		.42		3.41
10/31/2018	62.81	2.04	(3.82)	(1.78)	(2.24)	(.79)	(3.03)	58.00	(3.03)	104		.42		.42		3.33
10/31/2017	57.48	2.16	5.29	7.45	(2.12)	—	(2.12)	62.81	13.17	93		.44		.44		3.58
Class 529-F-2:
4/30/2022[5,6]	69.11	1.08	(3.01)	(1.93)	(1.50)	—	(1.50)	65.68	(2.83)[7]	162		.35	[8]	.35	[8]	3.17	[8]
10/31/2021	56.52	2.22	12.34	14.56	(1.97)	—	(1.97)	69.11	25.97	155		.38		.38		3.34
10/31/2020[5,13]	56.52	—	—	—	—	—	—	56.52	—	110		—		—		—
Class 529-F-3:
4/30/2022[5,6]	69.09	1.09	(3.00)	(1.91)	(1.52)	—	(1.52)	65.66	(2.81)[7]	—	[10]	.32	[8]	.32	[8]	3.19	[8]
10/31/2021	56.52	2.24	12.34	14.58	(2.01)	—	(2.01)	69.09	26.00	—	[10]	.38		.33		3.38
10/31/2020[5,13]	56.52	—	—	—	—	—	—	56.52	—	—	[10]	—		—		—
Class R-1:
4/30/2022[5,6]	69.14	.74	(3.00)	(2.26)	(1.16)	—	(1.16)	65.72	(3.30)[7]	64		1.34	[8]	1.34	[8]	2.17	[8]
10/31/2021	56.56	1.56	12.34	13.90	(1.32)	—	(1.32)	69.14	24.70	69		1.36		1.36		2.35
10/31/2020	62.00	1.50	(4.72)	(3.22)	(1.62)	(.60)	(2.22)	56.56	(5.29)	62		1.38		1.38		2.53
10/31/2019	58.00	1.47	4.18	5.65	(1.65)	—	(1.65)	62.00	9.89	84		1.39		1.39		2.46
10/31/2018	62.80	1.45	(3.82)	(2.37)	(1.64)	(.79)	(2.43)	58.00	(3.94)	101		1.39		1.39		2.36
10/31/2017	57.46	1.58	5.30	6.88	(1.54)	—	(1.54)	62.80	12.10	123		1.39		1.39		2.63

See end of table for footnotes.

48	Capital Income Builder

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
4/30/2022[5,6]	$69.10	$.73	$(2.98)	$(2.25)	$(1.16)	$—	$(1.16)	$65.69	(3.30)%[7]	$385	1.35%[8]		1.35%[8]		2.15%[8]
10/31/2021	56.53	1.56	12.33	13.89	(1.32)	—	(1.32)	69.10	24.72	419	1.36		1.36		2.35
10/31/2020	61.98	1.50	(4.73)	(3.23)	(1.62)	(.60)	(2.22)	56.53	(5.30)	379	1.38		1.38		2.53
10/31/2019	58.00	1.47	4.17	5.64	(1.66)	—	(1.66)	61.98	9.91	460	1.38		1.38		2.45
10/31/2018	62.79	1.46	(3.82)	(2.36)	(1.64)	(.79)	(2.43)	58.00	(3.93)	487	1.39		1.39		2.37
10/31/2017	57.46	1.59	5.28	6.87	(1.54)	—	(1.54)	62.79	12.10	586	1.39		1.39		2.64
Class R-2E:
4/30/2022[5,6]	68.78	.83	(2.98)	(2.15)	(1.26)	—	(1.26)	65.37	(3.17)[7]	43	1.06	[8]	1.06	[8]	2.44	[8]
10/31/2021	56.27	1.74	12.29	14.03	(1.52)	—	(1.52)	68.78	25.08	46	1.07		1.07		2.64
10/31/2020	61.72	1.67	(4.72)	(3.05)	(1.80)	(.60)	(2.40)	56.27	(5.03)	40	1.09		1.09		2.83
10/31/2019	57.77	1.63	4.17	5.80	(1.85)	—	(1.85)	61.72	10.25	50	1.09		1.09		2.74
10/31/2018	62.58	1.63	(3.80)	(2.17)	(1.85)	(.79)	(2.64)	57.77	(3.66)	40	1.09		1.09		2.67
10/31/2017	57.30	1.72	5.32	7.04	(1.76)	—	(1.76)	62.58	12.44	33	1.08		1.08		2.86
Class R-3:
4/30/2022[5,6]	69.09	.89	(2.99)	(2.10)	(1.31)	—	(1.31)	65.68	(3.08)[7]	690	.90	[8]	.90	[8]	2.60	[8]
10/31/2021	56.52	1.85	12.34	14.19	(1.62)	—	(1.62)	69.09	25.26	748	.92		.92		2.80
10/31/2020	61.98	1.77	(4.74)	(2.97)	(1.89)	(.60)	(2.49)	56.52	(4.87)	673	.93		.93		2.98
10/31/2019	58.00	1.74	4.17	5.91	(1.93)	—	(1.93)	61.98	10.40	835	.94		.94		2.90
10/31/2018	62.80	1.73	(3.82)	(2.09)	(1.92)	(.79)	(2.71)	58.00	(3.52)	858	.94		.94		2.82
10/31/2017	57.47	1.86	5.29	7.15	(1.82)	—	(1.82)	62.80	12.61	1,026	.94		.94		3.08
Class R-4:
4/30/2022[5,6]	69.07	.99	(2.99)	(2.00)	(1.42)	—	(1.42)	65.65	(2.95)[7]	498	.60	[8]	.60	[8]	2.89	[8]
10/31/2021	56.50	2.05	12.34	14.39	(1.82)	—	(1.82)	69.07	25.65	547	.62		.62		3.10
10/31/2020	61.97	1.95	(4.74)	(2.79)	(2.08)	(.60)	(2.68)	56.50	(4.58)	475	.62		.62		3.29
10/31/2019	57.99	1.92	4.17	6.09	(2.11)	—	(2.11)	61.97	10.73	583	.64		.64		3.21
10/31/2018	62.79	1.91	(3.81)	(1.90)	(2.11)	(.79)	(2.90)	57.99	(3.22)	732	.64		.64		3.12
10/31/2017	57.46	2.04	5.29	7.33	(2.00)	—	(2.00)	62.79	12.94	838	.64		.64		3.38
Class R-5E:
4/30/2022[5,6]	68.98	1.06	(2.99)	(1.93)	(1.49)	—	(1.49)	65.56	(2.85)[7]	81	.41	[8]	.41	[8]	3.11	[8]
10/31/2021	56.43	2.18	12.32	14.50	(1.95)	—	(1.95)	68.98	25.90	78	.42		.42		3.29
10/31/2020	61.91	2.07	(4.75)	(2.68)	(2.20)	(.60)	(2.80)	56.43	(4.40)	55	.42		.42		3.51
10/31/2019	57.94	1.98	4.23	6.21	(2.24)	—	(2.24)	61.91	10.97	43	.43		.43		3.31
10/31/2018	62.75	2.03	(3.81)	(1.78)	(2.24)	(.79)	(3.03)	57.94	(3.04)	20	.44		.44		3.32
10/31/2017	57.45	2.18	5.27	7.45	(2.15)	—	(2.15)	62.75	13.18	11	.43		.43		3.60
Class R-5:
4/30/2022[5,6]	69.11	1.09	(2.99)	(1.90)	(1.52)	—	(1.52)	65.69	(2.79)[7]	282	.30	[8]	.30	[8]	3.20	[8]
10/31/2021	56.53	2.25	12.34	14.59	(2.01)	—	(2.01)	69.11	26.02	309	.31		.31		3.40
10/31/2020	62.01	2.13	(4.75)	(2.62)	(2.26)	(.60)	(2.86)	56.53	(4.28)	274	.32		.32		3.59
10/31/2019	58.04	2.08	4.19	6.27	(2.30)	—	(2.30)	62.01	11.07	326	.33		.33		3.47
10/31/2018	62.84	2.10	(3.82)	(1.72)	(2.29)	(.79)	(3.08)	58.04	(2.93)	214	.34		.34		3.42
10/31/2017	57.50	2.22	5.30	7.52	(2.18)	—	(2.18)	62.84	13.29	242	.34		.34		3.69
Class R-6:
4/30/2022[5,6]	69.08	1.11	(2.99)	(1.88)	(1.54)	—	(1.54)	65.66	(2.77)[7]	13,863	.26	[8]	.26	[8]	3.25	[8]
10/31/2021	56.51	2.28	12.34	14.62	(2.05)	—	(2.05)	69.08	26.07	14,277	.27		.27		3.45
10/31/2020	61.99	2.16	(4.75)	(2.59)	(2.29)	(.60)	(2.89)	56.51	(4.24)	12,651	.27		.27		3.65
10/31/2019	58.01	2.12	4.19	6.31	(2.33)	—	(2.33)	61.99	11.12	12,050	.28		.28		3.54
10/31/2018	62.82	2.13	(3.82)	(1.69)	(2.33)	(.79)	(3.12)	58.01	(2.88)	9,528	.29		.29		3.48
10/31/2017	57.49	2.24	5.30	7.54	(2.21)	—	(2.21)	62.82	13.33	8,249	.30		.30		3.72

See end of table for footnotes.

Capital Income Builder	49

Financial highlights (continued)

Portfolio turnover rate for all share classes[14,15]	Six months ended	Year ended October 31,
	April 30, 2022[5,6,7]	2021	2020	2019	2018	2017
Excluding mortgage dollar roll transactions	15%	41%	55%	32%	37%	51%
Including mortgage dollar roll transactions	32%	72%	118%	45%	73%	73%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

50	Capital Income Builder

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2021, through April 30, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital Income Builder	51

Expense example (continued)

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$970.67	$2.83	.58%
Class A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class C – actual return	1,000.00	967.09	6.49	1.33
Class C – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class T – actual return	1,000.00	971.82	1.56	.32
Class T – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class F-1 – actual return	1,000.00	970.41	3.13	.64
Class F-1 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class F-2 – actual return	1,000.00	971.75	1.76	.36
Class F-2 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class F-3 – actual return	1,000.00	972.15	1.27	.26
Class F-3 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 529-A – actual return	1,000.00	970.49	2.98	.61
Class 529-A – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 529-C – actual return	1,000.00	966.95	6.68	1.37
Class 529-C – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class 529-E – actual return	1,000.00	969.35	4.10	.84
Class 529-E – assumed 5% return	1,000.00	1,020.63	4.21	.84
Class 529-T – actual return	1,000.00	971.77	1.76	.36
Class 529-T – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class 529-F-1 – actual return	1,000.00	971.26	2.20	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 529-F-2 – actual return	1,000.00	971.67	1.71	.35
Class 529-F-2 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 529-F-3 – actual return	1,000.00	971.90	1.56	.32
Class 529-F-3 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-1 – actual return	1,000.00	966.95	6.54	1.34
Class R-1 – assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class R-2 – actual return	1,000.00	966.96	6.58	1.35
Class R-2 – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-2E – actual return	1,000.00	968.33	5.17	1.06
Class R-2E – assumed 5% return	1,000.00	1,019.54	5.31	1.06
Class R-3 – actual return	1,000.00	969.17	4.39	.90
Class R-3 – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class R-4 – actual return	1,000.00	970.50	2.93	.60
Class R-4 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class R-5E – actual return	1,000.00	971.53	2.00	.41
Class R-5E – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class R-5 – actual return	1,000.00	972.08	1.47	.30
Class R-5 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class R-6 – actual return	1,000.00	972.29	1.27	.26
Class R-6 – assumed 5% return	1,000.00	1,023.51	1.30	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

52	Capital Income Builder

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

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Office of the fund
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

60	Capital Income Builder

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: June 30, 2022

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2022